Putnam Master Intermediate Income Trust
The fund's portfolio
6/30/19 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (68.8%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (5.6%)
Government National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 5/20/49 to 5/20/49	85,901	93,596
5.00%, with due dates from 5/20/49 to 6/20/49	668,778	712,718
4.50%, TBA, 7/1/49	8,000,000	8,339,375
4.50%, with due dates from 5/20/49 to 6/20/49	720,403	763,918
4.00%, TBA, 7/1/49	4,000,000	4,146,875

		14,056,482
U.S. Government Agency Mortgage Obligations (63.2%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 5/1/49 to 5/1/49	89,885	96,907
4.50%, 5/1/49	72,909	77,515
Uniform Mortgage Backed Securities
5.50%, TBA, 8/1/49	3,000,000	3,200,391
5.50%, TBA, 7/1/49	3,000,000	3,198,750
4.50%, TBA, 7/1/49	3,000,000	3,134,766
4.00%, TBA, 8/1/49	18,000,000	18,603,281
4.00%, TBA, 7/1/49	29,000,000	29,971,952
3.50%, TBA, 8/1/49	42,000,000	42,930,233
3.50%, TBA, 7/1/49	42,000,000	42,941,720
3.00%, TBA, 7/1/49	6,000,000	6,051,094
2.50%, TBA, 8/1/49	4,000,000	3,966,875
2.50%, TBA, 7/1/49	4,000,000	3,972,500

		158,145,984

Total U.S. government and agency mortgage obligations (cost $171,875,077)		$172,202,466

U.S. TREASURY OBLIGATIONS (0.4%)(a)
	Principal amount	Value
U.S. Treasury Notes 2.00%, 10/31/21(i)	$1,001,000	$1,010,399

Total U.S. treasury obligations (cost $1,010,399)		$1,010,399

MORTGAGE-BACKED SECURITIES (43.2%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (20.6%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 16.159%, 4/15/37	$34,822	$55,431
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 15.018%, 11/15/35	61,132	94,389
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 14.374%, 12/15/36	33,566	47,262
Ser. 4813, IO, 5.50%, 8/15/48	2,422,804	513,920
Ser. 4077, Class IK, IO, 5.00%, 7/15/42	1,907,428	297,666
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	957,096	163,672
Ser. 4000, Class PI, IO, 4.50%, 1/15/42	508,208	79,139
IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%), 4.256%, 4/15/40	1,998,957	221,345
Ser. 4546, Class TI, IO, 4.00%, 12/15/45	2,042,799	288,545
Ser. 4425, IO, 4.00%, 1/15/45	2,746,576	420,446
Ser. 4452, Class QI, IO, 4.00%, 11/15/44	1,932,564	396,500
Ser. 4193, Class PI, IO, 4.00%, 3/15/43	1,250,405	151,198
Ser. 4062, Class DI, IO, 4.00%, 9/15/39	1,896,387	103,668
IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.706%, 4/15/47	1,072,271	222,283
Ser. 4604, Class QI, IO, 3.50%, 7/15/46	5,128,663	700,934
Ser. 4580, Class ID, IO, 3.50%, 8/15/45	3,009,294	338,795
Ser. 4501, Class BI, IO, 3.50%, 10/15/43	2,496,417	241,517
Ser. 4105, Class HI, IO, 3.50%, 7/15/41	814,796	67,331
Ser. 304, Class C37, IO, 3.50%, 12/15/27	773,507	60,594
Ser. 4165, Class TI, IO, 3.00%, 12/15/42	3,496,606	276,742
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	1,531,160	111,009
Ser. 4210, Class PI, IO, 3.00%, 12/15/41	872,215	39,180
Ser. 4510, Class HI, IO, 3.00%, 3/15/40	2,916,634	152,213
FRB Ser. 57, Class 1AX, IO, 0.374%, 7/25/43(WAC)	1,261,816	12,618
Ser. 3326, Class WF, zero %, 10/15/35(WAC)	994	801
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 25.474%, 7/25/36	52,311	91,081
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 15.384%, 6/25/37	50,331	76,706
IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 14.467%, 2/25/38	37,163	48,500
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 13.037%, 8/25/35	33,113	43,615
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 11.143%, 11/25/34	48,333	56,607
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.404%, 7/25/25	285,917	305,568
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	2,301,806	501,904
Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	1,957,268	378,296
Ser. 11-59, Class BI, IO, 6.00%, 8/25/40	1,082,274	41,556
Ser. 15-30, IO, 5.50%, 5/25/45	3,068,759	640,696
Ser. 374, Class 6, IO, 5.50%, 8/25/36	84,423	15,943
Ser. 378, Class 19, IO, 5.00%, 6/25/35	250,519	45,480
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	381,670	81,004
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	2,228,581	179,737
Ser. 366, Class 22, IO, 4.50%, 10/25/35	5,891	115
IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 4.046%, 4/25/42	1,070,298	172,670
Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	1,529,483	229,422
Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	1,391,940	140,920
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	1,632,231	181,013
Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	3,566,994	639,672
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	1,023,957	136,319
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	846,294	102,732
Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	851,283	104,715
IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 3.996%, 4/25/40	752,587	141,110
IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.746%, 10/25/41	786,707	55,935
IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.696%, 12/25/46	2,944,088	493,135
IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.696%, 5/25/39	9,181,407	1,600,934
Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 3.546%, 2/25/43	1,963,030	399,967
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	2,354,352	250,103
IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 3.496%, 10/25/41	2,485,415	360,385
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	1,125,410	58,154
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	1,259,452	68,643
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	1,188,689	87,022
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	940,365	34,859
Ser. 16-97, Class KI, IO, 3.00%, 6/25/40	3,431,501	243,945
Ser. 99-51, Class N, PO, zero %, 9/17/29	5,952	5,431
Federal National Mortgage Association IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 3.846%, 3/25/48	4,174,226	746,769
Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	907,575	186,234
Ser. 16-42, IO, 5.00%, 2/20/46	2,429,404	478,843
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	3,381,585	426,249
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	4,218,330	866,529
Ser. 14-76, IO, 5.00%, 5/20/44	971,820	196,313
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	708,076	150,320
Ser. 12-146, IO, 5.00%, 12/20/42	614,043	129,330
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	942,543	195,453
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	669,648	140,413
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	2,966,687	629,552
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,526,156	316,082
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	3,030,572	616,272
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	536,883	103,511
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	4,009,517	666,029
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	1,175,239	205,667
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	2,946,469	387,637
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	2,138,083	224,328
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	892,981	188,142
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	1,368,296	271,949
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	1,824,342	263,928
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	1,311,708	248,917
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	312,845	38,946
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	1,189,539	221,428
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	1,280,144	223,304
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	2,244,361	420,795
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,182,171	219,034
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	1,325,395	249,987
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	830,065	157,912
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	689,851	153,664
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	1,531,496	153,150
Ser. 16-29, IO, 4.00%, 2/16/46	1,162,408	209,234
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	3,464,687	562,145
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	1,812,325	355,765
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	2,176,296	356,671
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	2,195,749	313,816
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	5,231,492	815,485
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	4,125,001	433,125
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	716,077	124,070
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	2,963,713	287,141
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	648,736	107,998
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	552,128	100,039
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	1,374,296	240,349
IFB Ser. 13-167, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.767%, 11/20/43	2,965,242	496,678
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.767%, 9/20/43	496,293	87,159
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 3.639%, 6/20/49	428,000	59,385
Ser. 17-165, Class IM, IO, 3.50%, 11/20/47	1,869,695	205,407
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46	1,229,621	105,022
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46	1,548,483	159,387
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	3,635,833	415,030
Ser. 15-111, Class IJ, IO, 3.50%, 8/20/45	2,034,085	256,758
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	3,059,450	385,144
Ser. 13-76, IO, 3.50%, 5/20/43	2,335,254	344,940
Ser. 13-28, IO, 3.50%, 2/20/43	713,838	96,782
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	1,127,026	152,149
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,647,594	217,301
Ser. 13-14, IO, 3.50%, 12/20/42	3,881,303	406,567
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	1,146,667	147,244
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	1,568,943	267,434
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	1,906,521	332,163
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	2,235,698	379,679
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	956,902	166,742
Ser. 15-62, Class IL, IO, 3.50%, 2/16/42	2,517,804	247,015
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	2,854,678	304,203
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	1,530,809	112,888
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	4,209,624	350,409
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 3.217%, 8/20/44	2,405,241	357,780
Ser. 18-H05, Class AI, IO, 2.415%, 2/20/68(WAC)	2,214,470	298,261
Ser. 18-H02, Class EI, IO, 2.411%, 1/20/68(WAC)	6,472,593	861,664
Ser. 18-H03, Class XI, IO, 2.383%, 2/20/68(WAC)	4,716,526	623,996
Ser. 16-H18, Class QI, IO, 2.374%, 6/20/66(WAC)	3,128,278	371,865
Ser. 17-H16, Class JI, IO, 2.367%, 8/20/67(WAC)	9,086,976	1,294,894
Ser. 17-H12, Class QI, IO, 2.363%, 5/20/67(WAC)	4,115,559	472,376
Ser. 18-H05, Class BI, IO, 2.362%, 2/20/68(WAC)	4,645,616	619,899
Ser. 17-H16, Class FI, IO, 2.362%, 8/20/67(WAC)	3,430,191	411,623
Ser. 17-H06, Class BI, IO, 2.361%, 2/20/67(WAC)	4,618,556	531,134
Ser. 17-H02, Class BI, IO, 2.348%, 1/20/67(WAC)	2,890,091	356,071
Ser. 16-H22, Class AI, IO, 2.313%, 10/20/66(WAC)	4,430,307	486,784
Ser. 18-H15, Class KI, IO, 2.288%, 8/20/68(WAC)	3,989,131	548,506
Ser. 16-H23, Class NI, IO, 2.254%, 10/20/66(WAC)	11,496,093	1,295,610
Ser. 16-H16, Class EI, IO, 2.231%, 6/20/66(WAC)	4,446,450	486,442
Ser. 17-H08, Class NI, IO, 2.23%, 3/20/67(WAC)	6,073,807	672,978
Ser. 16-H03, Class AI, IO, 2.115%, 1/20/66(WAC)	3,811,691	357,346
Ser. 15-H10, Class BI, IO, 2.052%, 4/20/65(WAC)	2,863,238	264,910
Ser. 17-H19, Class MI, IO, 2.044%, 4/20/67(WAC)	2,302,498	255,347
Ser. 16-H09, Class BI, IO, 2.019%, 4/20/66(WAC)	5,017,324	511,652
Ser. 16-H03, Class DI, IO, 2.004%, 12/20/65(WAC)	4,115,765	354,985
Ser. 16-H17, Class KI, IO, 1.999%, 7/20/66(WAC)	3,012,148	331,336
Ser. 15-H15, Class BI, IO, 1.998%, 6/20/65(WAC)	2,685,198	261,552
Ser. 15-H20, Class CI, IO, 1.977%, 8/20/65(WAC)	4,442,949	450,035
Ser. 17-H11, Class DI, IO, 1.927%, 5/20/67(WAC)	4,260,118	479,263
Ser. 15-H24, Class AI, IO, 1.889%, 9/20/65(WAC)	3,775,865	352,534
Ser. 16-H02, Class HI, IO, 1.888%, 1/20/66(WAC)	5,179,936	424,755
Ser. 17-H09, IO, 1.862%, 4/20/67(WAC)	5,544,035	535,587
Ser. 15-H25, Class EI, IO, 1.859%, 10/20/65(WAC)	3,275,762	287,612
Ser. 15-H20, Class AI, IO, 1.838%, 8/20/65(WAC)	3,903,308	347,785
Ser. 17-H16, Class IH, IO, 1.793%, 7/20/67(WAC)	6,160,474	574,458
FRB Ser. 15-H08, Class CI, IO, 1.793%, 3/20/65(WAC)	2,218,620	184,571
Ser. 16-H10, Class AI, IO, 1.773%, 4/20/66(WAC)	9,779,417	682,339
Ser. 15-H23, Class BI, IO, 1.738%, 9/20/65(WAC)	4,095,977	337,099
Ser. 17-H16, Class IG, IO, 1.712%, 7/20/67(WAC)	8,141,050	793,752
Ser. 16-H06, Class DI, IO, 1.712%, 7/20/65	5,824,844	454,635
Ser. 16-H24, Class CI, IO, 1.695%, 10/20/66(WAC)	2,814,599	228,695
Ser. 16-H14, IO, 1.684%, 6/20/66(WAC)	4,123,662	289,234
Ser. 13-H08, Class CI, IO, 1.66%, 2/20/63(WAC)	3,969,529	212,767
Ser. 16-H06, Class CI, IO, 1.631%, 2/20/66(WAC)	5,362,345	354,065
Ser. 14-H21, Class BI, IO, 1.545%, 10/20/64(WAC)	5,798,263	404,719
Ser. 15-H26, Class CI, IO, 0.456%, 8/20/65(WAC)	9,283,191	107,685
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,717	1,472

		51,679,176
Commercial mortgage-backed securities (9.1%)
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)	12,887,666	129
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	1,279,000	1,138,310
Ser. 05-PWR7, Class D, 5.304%, 2/11/41(WAC)	441,000	441,763
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)	462,475	464,788
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.809%, 3/11/39(WAC)	484,383	343,839
FRB Ser. 06-PW14, Class XW, IO, 0.501%, 12/11/38(WAC)	480,086	2,712
CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, zero %, 11/15/44(WAC)	1,863,246	19
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.939%, 12/15/47(WAC)	409,000	410,569
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	1,025,000	976,360
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class E, 5.015%, 5/10/47(WAC)	647,000	601,710
FRB Ser. 12-CR3, Class E, 4.911%, 10/15/45(WAC)	233,000	210,488
Ser. 12-LC4, Class E, 4.25%, 12/10/44	392,000	344,033
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 1.089%, 12/15/39(WAC)	980,449	4,685
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C4, Class C, 5.91%, 9/15/39(WAC)	12,160	12,160
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)	133,294	135,343
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.936%, 4/15/50(WAC)	635,000	601,109
GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D, 4.561%, 6/10/48(WAC)	1,456,956	947,021
GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 04-C3, Class X1, IO, 1.098%, 12/10/41(WAC)	3,481,541	12,950
GS Mortgage Securities Corp. II 144A FRB Ser. 05-GG4, Class XC, IO, 1.59%, 7/10/39(WAC)	402,891	40
GS Mortgage Securities Trust 144A
Ser. 11-GC3, Class E, 5.00%, 3/10/44(WAC)	160,000	163,029
FRB Ser. 14-GC24, Class D, 4.671%, 9/10/47(WAC)	1,259,000	1,135,976
FRB Ser. 13-GC10, Class E, 4.542%, 2/10/46(WAC)	583,000	498,677
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.978%, 2/15/47(WAC)	1,183,000	1,102,767
FRB Ser. C14, Class D, 4.713%, 8/15/46(WAC)	647,000	614,378
FRB Ser. 14-C18, Class E, 4.478%, 2/15/47(WAC)	407,000	337,584
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)	1,500,000	1,112,344
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	788,000	550,037
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.307%, 4/15/46(WAC)	417,000	370,786
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.389%, 2/12/51(WAC)	398,000	390,040
FRB Ser. 11-C3, Class F, 5.852%, 2/15/46(WAC)	410,000	411,160
FRB Ser. 12-C6, Class E, 5.32%, 5/15/45(WAC)	363,000	342,548
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	841,000	708,733
FRB Ser. 07-CB20, Class X1, IO, zero %, 2/12/51(WAC)	2,538,803	25
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.775%, 9/15/39(WAC)	839,992	8,999
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.273%, 4/20/48(WAC)	443,000	418,223
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.219%, 12/15/49(WAC)	243,850	312
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	494,420	395,536
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.499%, 8/15/46(WAC)	900,000	472,500
FRB Ser. 13-C11, Class F, 4.499%, 8/15/46(WAC)	496,000	178,257
FRB Ser. 13-C10, Class D, 4.218%, 7/15/46(WAC)	485,000	478,149
FRB Ser. 13-C10, Class E, 4.218%, 7/15/46(WAC)	1,316,000	1,168,924
FRB Ser. 13-C10, Class F, 4.218%, 7/15/46(WAC)	975,000	813,217
Ser. 14-C17, Class E, 3.50%, 8/15/47	443,000	343,555
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	329,133	90,400
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	520,565	474,365
Morgan Stanley Capital I Trust 144A FRB Ser. 08-T29, Class F, 6.288%, 1/11/43(WAC)	216,138	220,223
STRIPS CDO 144A Ser. 03-1A, Class N, IO, 5.00%, 3/24/20 (Cayman Islands) (In default)(NON)(WAC)	193,000	19
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	558,952	46,615
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	622,000	454,235
Wachovia Bank Commercial Mortgage Trust FRB Ser. 07-C34, IO, 0.123%, 5/15/46(WAC)	2,185,541	22
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.421%, 7/15/46(WAC)	188,000	174,122
Ser. 14-LC16, Class D, 3.938%, 8/15/50	889,000	732,479
WF-RBS Commercial Mortgage Trust 144A
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	2,524,000	1,810,614
Ser. 13-C12, Class E, 3.50%, 3/15/48	126,000	105,601

		22,772,479
Residential mortgage-backed securities (non-agency) (13.5%)
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 4.301%, 11/27/36(WAC)	1,081,831	908,738
Chevy Chase Funding LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 2.584%, 11/25/47	383,947	325,937
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 2.754%, 3/25/37	1,145,568	999,477
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (1 Month US LIBOR + 1.50%), 4.004%, 9/25/35	322,119	319,559
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 3.464%, 8/25/46	170,497	159,777
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 3.444%, 6/25/46	481,596	440,748
FRB Ser. 06-OA7, Class 1A1, 3.081%, 6/25/46(WAC)	364,920	321,129
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.35%), 2.754%, 9/25/35	543,449	515,565
FRB Ser. 06-45T1, Class 2A7, (1 Month US LIBOR + 0.34%), 2.744%, 2/25/37	403,653	209,700
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.713%, 11/20/35	403,007	384,353
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 2.594%, 8/25/46	426,963	394,940
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.594%, 8/25/46	2,771,940	2,446,157
FRB Ser. 07-OA8, Class 2A1, (1 Month US LIBOR + 0.18%), 2.584%, 6/25/47	533,394	431,271
CSMC Trust 144A FRB Ser. 10-18R, Class 6A4, 4.205%, 9/28/36(WAC)	1,962,643	1,968,290
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 12.904%, 5/25/28	266,814	354,566
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 12.404%, 7/25/28	894,399	1,193,669
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 11.754%, 4/25/28	575,155	752,661
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 9.954%, 12/25/27	438,475	534,434
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 6.254%, 3/25/29	250,000	271,644
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 4.704%, 9/25/30	1,300,000	1,299,663
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 6.104%, 12/25/30	650,000	663,979
Structured Agency Credit Risk Trust FRN Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 5.054%, 1/25/49	188,000	191,500
Structured Agency Credit Risk Debt FRN Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 4.854%, 3/25/49	322,000	326,405
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	307,000	299,194
Structured Agency Credit Risk Trust FRN Ser. 18-DNA2, Class M2, (1 Month US LIBOR + 2.15%), 4.554%, 12/25/30	359,000	359,935
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (1 Month US LIBOR + 12.75%), 15.154%, 10/25/28	89,620	127,748
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.654%, 9/25/28	1,026,185	1,493,491
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 14.154%, 10/25/28	567,320	810,625
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 14.154%, 8/25/28	369,862	531,707
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 13.154%, 1/25/29	119,696	158,306
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 8.304%, 10/25/28	1,523,048	1,672,850
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 8.104%, 4/25/28	1,293,214	1,430,879
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.954%, 4/25/28	67,204	72,984
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.904%, 9/25/29	477,000	536,775
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, (1 Month US LIBOR + 5.00%), 7.404%, 7/25/25	780,679	847,969
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 7.254%, 10/25/29	1,280,000	1,441,325
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.654%, 4/25/29	69,000	74,667
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.404%, 5/25/25	21,542	22,904
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, (1 Month US LIBOR + 3.65%), 6.054%, 9/25/29	70,000	74,466
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 6.004%, 1/25/30	140,000	145,641
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 5.954%, 7/25/30	895,000	916,515
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 5.954%, 7/25/29	350,000	369,839
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 4.954%, 12/25/30	250,000	254,233
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 4.654%, 7/25/30	65,000	65,506
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (1 Month US LIBOR + 2.10%), 4.504%, 3/25/31	99,000	98,425
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (1 Month US LIBOR + 4.10%), 6.504%, 9/25/31	251,000	260,414
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 4.854%, 7/25/31	73,000	73,842
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (1 Month US LIBOR + 2.30%), 4.704%, 8/25/31	112,000	113,092
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 2.584%, 5/25/36	597,783	258,691
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 2.714%, 5/25/37	362,230	265,984
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 2.91%, 5/19/35	337,096	213,810
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 2.604%, 6/25/37	581,832	347,229
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	330,000	321,486
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 3.246%, 2/26/37	398,394	355,685
MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.80%), 3.199%, 8/25/35	116,015	112,287
Oaktown Re, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 5.254%, 7/25/28 (Bermuda)	800,000	811,974
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 5.104%, 3/25/28 (Bermuda)	620,000	623,294
Residential Accredit Loans, Inc. Trust FRB Ser. 06-QO5, Class 1A1, (1 Month US LIBOR + 0.22%), 2.619%, 5/25/46	315,599	298,242
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 2.614%, 8/25/36	427,696	391,342
FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 2.524%, 8/25/36	357,804	329,467
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 4.181%, 12/25/35(WAC)	148,453	148,580
FRB Ser. 05-AR10, Class 1A3, 4.10%, 9/25/35(WAC)	396,407	402,147
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%), 2.894%, 10/25/45	261,920	260,536
FRB Ser. 05-AR19, Class A1C4, (1 Month US LIBOR + 0.40%), 2.804%, 12/25/45	257,234	251,442
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR5, Class 1A1, 5.208%, 4/25/36(WAC)	316,260	322,586
FRB Ser. 06-AR2, Class 1A1, 4.949%, 3/25/36(WAC)	317,262	318,827

		33,701,103

Total mortgage-backed securities (cost $109,361,651)		$108,152,758

CORPORATE BONDS AND NOTES (24.5%)(a)
		Principal amount	Value
Basic materials (2.7%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		$206,000	$220,739
Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21		50,000	51,375
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		300,000	309,000
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23		108,000	112,185
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		97,000	96,030
Berry Global Escrow Corp. 144A notes 5.625%, 7/15/27		55,000	57,200
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26		55,000	56,169
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		226,000	237,424
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		178,000	180,448
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		242,000	246,840
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		150,000	154,601
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		30,000	31,650
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		125,000	125,063
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		490,000	504,700
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		56,000	53,340
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		63,000	65,835
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23		144,000	148,949
Cleveland-Cliffs, Inc. company guaranty sr. unsec. notes 5.75%, 3/1/25		12,000	11,940
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		264,000	252,120
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)		147,000	154,718
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		320,000	324,800
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		144,000	148,680
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		167,000	161,990
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		66,000	69,795
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		124,000	126,015
Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)		53,000	54,988
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		94,000	97,290
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		75,000	74,625
Mercer International, Inc. 144A sr. unsec. notes 7.375%, 1/15/25 (Canada)		30,000	31,875
NCI Building Systems, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		131,000	127,398
Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		455,000	475,475
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		163,000	165,241
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		259,000	301,088
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)		150,000	154,125
Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26		61,000	63,593
Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25		22,000	21,890
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		50,000	51,813
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23		20,000	20,350
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)		305,000	317,293
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)		30,000	30,528
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		160,000	163,600
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		55,000	53,350
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		145,000	150,800
Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23		119,000	121,231
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		122,000	131,455
Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		220,000	232,238

			6,741,852
Capital goods (1.7%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		339,000	336,458
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		85,000	88,613
Berry Global, Inc. company guaranty notes 5.50%, 5/15/22		105,000	106,181
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23		192,000	196,282
Berry Global, Inc. 144A notes 4.50%, 2/15/26		39,000	38,415
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		49,000	53,288
Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20		156,000	162,240
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29		45,000	45,900
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27		80,000	81,308
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		150,000	154,125
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		150,000	172,500
Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22		202,000	202,000
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		177,000	187,399
Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		105,000	107,494
MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23		119,000	120,636
Nordex SE sr. unsec. notes Ser. REGS, 6.50%, 2/1/23 (Germany)	EUR	100,000	114,144
Novafives SAS sr. notes Ser. REGS, 5.00%, 6/15/25 (France)	EUR	100,000	108,228
Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		$95,000	98,563
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		122,000	126,728
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		110,000	113,300
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		300,000	303,750
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		80,000	83,200
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		260,000	258,469
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		310,000	326,663
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		105,000	108,413
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		165,000	166,238
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		387,000	407,318

			4,267,853
Communication services (3.0%)
Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)		200,000	205,000
Altice France SA 144A sr. bonds 6.25%, 5/15/24 (France)		315,000	324,056
Altice Luxembourg SA company guaranty sr. unsec. sub. notes Ser. REGS, 6.25%, 2/15/25 (Luxembourg)	EUR	100,000	112,906
Altice Luxembourg SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)		$200,000	203,250
Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20		150,000	154,925
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		366,000	383,037
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24		109,000	113,905
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29(FWC)		345,000	356,213
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		49,000	51,389
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23		273,000	278,716
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		317,000	297,096
CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27		20,000	17,400
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		120,000	124,650
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		360,000	384,300
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28		200,000	219,560
CSC Holdings, LLC 144A sr. unsec. unsub. notes 5.125%, 12/15/21		331,000	331,000
Digicel Group Two Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)		235,000	133,363
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		140,000	132,475
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		169,000	181,163
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)		40,000	42,350
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		83,000	80,510
Intelsat Connect Finance SA 144A company guaranty sr. unsec. notes 9.50%, 2/15/23 (Luxembourg)		103,000	91,155
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)		6,000	6,255
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23		98,000	99,221
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		264,000	273,240
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		40,000	42,800
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20		105,000	108,938
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		648,000	703,890
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		290,000	308,125
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		200,000	207,700
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23		156,000	159,510
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		32,000	34,240
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		45,000	46,013
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		135,000	138,895
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		55,000	56,306
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. bonds Ser. REGS, 6.25%, 1/15/29 (Germany)	EUR	288,900	364,927
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		$363,000	380,243
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		75,000	78,281
Virgin Media Secured Finance PLC company guaranty sr. notes Ser. REGS, 5.125%, 1/15/25 (United Kingdom)	GBP	100,000	131,478
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	115,000	150,315

			7,508,796
Consumer cyclicals (4.3%)
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		$38,000	39,615
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23		90,000	93,150
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		155,000	162,944
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)		64,000	65,200
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		72,000	73,080
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		190,000	192,375
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		127,000	129,381
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		215,000	215,672
Eldorado Resorts, Inc. company guaranty sr. unsec. notes 6.00%, 9/15/26		20,000	21,850
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		85,000	88,825
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		116,000	120,640
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		102,000	107,483
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		235,000	241,580
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		232,000	251,720
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		145,000	150,539
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		200,000	206,690
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		174,000	179,777
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		96,812	102,742
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		186,721	195,594
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		65,000	70,931
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		265,000	284,213
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		35,000	36,138
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		34,000	34,043
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		268,000	265,655
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		227,000	233,174
JC Penney Corp., Inc. 144A company guaranty sr. notes 5.875%, 7/1/23		100,000	83,750
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		75,000	72,563
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		85,000	83,406
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		74,000	81,123
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		181,000	185,525
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		115,000	120,894
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		141,000	145,054
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		304,000	318,820
Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)		158,000	164,518
Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)		112,000	117,600
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		120,000	127,336
MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21		147,000	158,760
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		238,000	249,305
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		122,000	126,387
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		45,000	46,069
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		81,000	79,583
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		215,000	214,463
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		135,000	139,556
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		150,000	154,320
Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24		129,000	134,412
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		192,000	194,640
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		107,000	111,548
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		124,000	127,410
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		320,000	345,600
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		98,000	100,793
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21		233,000	237,078
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		147,000	150,308
Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22		262,000	274,773
Scientific Games International, Inc. 144A company guaranty sr. notes 5.00%, 10/15/25		65,000	65,650
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24		70,000	71,575
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24		117,000	120,627
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		367,000	372,964
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		225,000	234,000
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		270,000	274,219
Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22		5,000	5,113
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		98,000	104,003
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		244,000	252,540
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	9,925
Tendam Brands SAU sr. notes Ser. REGS, 5.00%, 9/15/24 (Spain)	EUR	100,000	116,836
Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22		$125,000	127,175
Univision Communications, Inc. 144A company guaranty sr. notes 5.125%, 5/15/23		220,000	215,050
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		95,000	90,369
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		190,000	187,625
WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		123,000	125,460
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		101,000	99,738
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		110,000	115,225
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		276,000	277,035

			10,773,734
Consumer staples (1.0%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		175,000	176,313
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)		125,000	125,313
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		125,000	126,406
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		10,000	10,823
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26		45,000	46,238
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27		55,000	56,925
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		103,000	108,150
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		227,000	233,810
IAA, Inc. 144A sr. unsec. notes 5.50%, 6/15/27		25,000	26,000
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		326,000	333,335
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		130,000	136,336
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		130,000	134,388
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		80,000	82,000
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		157,000	163,280
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		37,000	38,341
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		186,000	194,816
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		120,000	123,750
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		170,000	188,210
Netflix, Inc. 144A sr. unsec. bonds 6.375%, 5/15/29		60,000	68,193
Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26		105,000	104,352

			2,476,979
Energy (5.5%)
Aker BP ASA 144A sr. unsec. notes 6.00%, 7/1/22 (Norway)		150,000	154,313
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		184,000	194,350
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A sr. unsec. notes 5.75%, 1/15/28		90,000	89,100
Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23		68,000	65,634
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		192,000	189,600
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		172,000	173,290
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		94,000	99,513
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 7.00%, 11/1/26		68,000	62,050
California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20		29,000	27,695
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		202,000	152,258
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		99,000	110,261
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		373,000	405,171
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27		54,000	47,588
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25		113,000	104,808
Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23		10,000	9,375
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		188,000	135,360
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		127,000	125,095
Denbury Resources, Inc. 144A company guaranty sub. notes 7.75%, 2/15/24		43,000	35,690
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		282,000	296,453
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		224,000	236,600
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.875%, 1/15/24		164,000	182,559
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.50%, 6/1/27		337,000	376,708
Ensco Rowan PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)		100,000	74,500
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26		245,000	252,044
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		227,000	236,364
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		150,000	134,625
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		22,000	20,900
MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)		44,000	41,910
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		125,000	125,625
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		140,000	124,075
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/23		20,000	18,700
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		96,000	102,720
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23		55,000	53,625
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		56,000	42,700
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23		33,000	32,835
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		191,000	190,523
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		125,000	120,938
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)		925,000	974,027
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		200,000	208,590
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		1,471,000	1,682,824
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		360,000	395,550
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		222,000	237,818
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		475,000	504,094
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		409,000	434,051
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		399,000	59,850
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		824,000	148,320
Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 6.50%, 1/23/29 (Mexico)		432,000	418,271
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.375%, 3/13/22 (Mexico)		178,000	178,909
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/24/22 (Mexico)		627,000	625,433
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)		1,442,000	1,324,016
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		139,000	134,483
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22		85,000	90,357
Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22		105,000	103,505
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		175,000	194,616
SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24		49,000	31,483
SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21		87,000	60,683
Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		20,000	2
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		72,000	66,060
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		96,000	95,280
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		125,000	126,406
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		69,000	69,173
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29		35,000	38,804
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/15/27		60,000	65,475
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		89,775	92,468
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		64,000	67,640
Transocean Sentry Ltd. 144A company guaranty sr. notes 5.375%, 5/15/23 (Cayman Islands)		95,000	95,119
Transocean, Inc. 144A company guaranty sr. unsec. notes 9.00%, 7/15/23		5,000	5,325
Whiting Petroleum Corp. sr. unsec. notes 6.625%, 1/15/26		45,000	43,397
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		27,000	30,780
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		131,000	136,076
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22		145,000	151,163

			13,735,603
Financials (2.4%)
Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22		336,000	340,368
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		899,000	994,429
Barclays PLC unsec. sub. bonds 4.836%, 5/9/28 (United Kingdom)		200,000	204,552
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		75,000	82,791
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		94,000	100,463
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		242,000	265,293
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		34,000	36,076
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		100,000	108,250
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		304,000	327,560
Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)		200,000	231,201
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6.625%, 3/15/26		55,000	57,819
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		100,000	102,375
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		75,000	79,078
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		53,000	45,050
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		115,000	123,050
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		79,000	85,435
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)		95,000	99,513
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		95,000	98,681
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22		95,000	97,256
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22		215,000	217,150
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 6.25%, 5/15/26		45,000	45,619
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		15,000	16,337
Intesa Sanpaolo SpA 144A unsec. sub. notes 5.017%, 6/26/24 (Italy)		200,000	199,500
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)		165,000	169,125
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		55,000	56,306
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		200,000	204,750
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)		50,000	49,625
Miller Homes Group Holdings PLC company guaranty sr. notes Ser. REGS, 5.50%, 10/15/24 (United Kingdom)	GBP	100,000	128,651
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26		$125,000	126,875
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 8.125%, 7/15/23		100,000	101,750
Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		48,000	48,073
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		135,000	126,900
Royal Bank of Scotland Group PLC unsec. sub. bonds 5.125%, 5/28/24 (United Kingdom)		100,000	106,125
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		60,000	65,738
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		332,000	363,533
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		150,000	151,500
Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20		93,000	87,885
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		83,000	78,435
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		200,000	211,250

			6,034,367
Health care (2.0%)
Bausch Health Americas, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26		140,000	156,632
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		150,000	164,625
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	100,000	115,102
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$40,000	41,700
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25		115,000	128,490
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		105,000	109,200
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		55,000	56,994
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		160,000	163,395
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		160,000	170,016
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		125,000	129,531
Bausch Health Cos., Inc. 144A sr. notes 5.75%, 8/15/27		40,000	42,039
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		175,000	183,313
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		130,000	132,763
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		60,000	63,075
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		468,000	450,450
CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		105,000	70,875
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		55,000	52,921
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		363,000	401,917
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24		125,000	136,180
HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		55,000	60,638
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		160,000	165,600
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21		105,000	115,631
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		120,000	124,800
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		30,000	30,450
Par Pharmaceutical, Inc. 144A company guaranty sr. notes 7.50%, 4/1/27		110,000	108,075
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		155,000	163,138
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		45,000	45,956
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		498,000	512,318
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		75,000	75,938
Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20		231,000	237,800
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		55,000	56,925
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		200,000	183,875
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		200,000	188,625
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		75,000	78,188
WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26		45,000	47,700

			4,964,875
Technology (0.9%)
Avaya, Inc. 144A escrow notes 7.00%, 4/1/20		571,000	—
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		70,000	71,750
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		35,000	35,919
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		400,000	441,273
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		221,000	233,316
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26		55,000	58,094
First Data Corp. 144A notes 5.75%, 1/15/24		343,000	352,647
First Data Corp. 144A sr. notes 5.375%, 8/15/23		165,000	167,970
Nutanix, Inc. cv. sr. unsec. notes zero %, 1/15/23		91,000	84,965
Qorvo, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 7/15/26		95,000	100,539
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		188,000	195,285
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		373,000	364,704
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		180,000	176,589

			2,283,051
Transportation (0.1%)
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		229,000	232,435

			232,435
Utilities and power (1.0%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.50%, 4/15/25		665,000	689,938
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27		60,000	63,300
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23		70,000	71,050
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23		60,000	61,650
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25		252,000	250,110
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		86,000	87,505
Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		35,000	35,875
GenOn Energy, Inc./NRG Americas, Inc. company guaranty sub. FRN (BBA LIBOR USD 6 Month + 6.50%), 9.044%, 12/1/23		30,785	30,516
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		94,000	103,518
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		109,000	118,401
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		145,000	155,513
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		80,000	83,239
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		50,000	51,368
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		117,000	124,898
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20(F)		90,000	360
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		78,000	83,850
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.00%, 7/31/27		75,000	77,719
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29		50,000	50,688
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24		30,000	30,176
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27		68,000	71,995
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		168,000	177,450

			2,419,119

Total corporate bonds and notes (cost $60,530,001)			$61,438,664

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (12.7%)(a)
		Principal amount	Value
Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)		$750,000	$594,375
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)		2,125,000	2,226,437
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.25%, 1/7/25 (Brazil)		1,280,000	1,347,200
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)		400,000	293,500
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 2/15/23 (Argentina)		75,000	62,156
Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates BADLAR + 3.83%), 45.784%, 5/31/22 (Argentina)	ARS	7,745,000	158,622
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)		$2,140,000	1,578,250
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)		682,667	647,680
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)		2,576,000	2,146,323
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)		1,460,000	1,133,325
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)		547,000	475,890
Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21 (Dominican Republic)		113,333	119,283
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		105,000	125,738
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		550,000	620,813
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)		725,000	768,500
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 5.577%, 2/21/23 (Egypt)		315,000	320,116
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 6/11/25 (Egypt)		890,000	905,557
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)		300,000	299,625
Hellenic (Republic of) sr. unsec. notes 3.45%, 4/2/24 (Greece)	EUR	637,000	795,404
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)	EUR	446,000	551,953
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/24 (Greece)(STP)	EUR	3,716,744	4,646,490
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)	EUR	2,427,822	2,917,207
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		$1,020,000	1,109,260
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)		360,000	378,448
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		200,000	217,245
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		650,000	693,051
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		560,000	568,410
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Ivory Coast)		375,000	370,789
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		1,300,000	1,311,375
Russia (Federation of) sr. unsec. unsub. notes Ser. REGS, 4.50%, 4/4/22 (Russia)		1,400,000	1,457,422
Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		200,000	208,250
Senegal (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.25%, 7/30/24 (Senegal)	EUR	400,000	428,500
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		$360,000	369,067
United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)		1,115,000	1,166,798
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		798,000	214,463
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		371,000	97,388
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)		1,292,000	345,610

Total foreign government and agency bonds and notes (cost $32,082,002)			$31,670,520

PURCHASED SWAP OPTIONS OUTSTANDING (5.0%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		$3,698,000	$439,729
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		3,698,000	228,388
2.3075/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075		1,596,200	137,960
(2.3075)/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075		1,596,200	126,595
(2.401)/3 month USD-LIBOR-BBA/Sep-29	Sep-19/2.401		23,172,500	32,905
Barclays Bank PLC
1.965/3 month USD-LIBOR-BBA/Jul-29	Jul-19/1.965		18,804,400	105,681
Citibank, N.A.
(2.193)/3 month USD-LIBOR-BBA/Jul-29	Jul-19/2.193		23,172,500	22,014
(2.463)/3 month USD-LIBOR-BBA/Jul-29	Jul-19/2.463		23,172,500	927
Goldman Sachs International
0.025/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/0.025	EUR	33,740,500	318,440
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		$3,156,500	253,404
-0.065/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/-0.065	EUR	33,740,500	248,997
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983		$5,508,200	154,119
(2.011)/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.011		23,172,500	137,413
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		3,156,500	122,630
2.3025/3 month USD-LIBOR-BBA/Jul-49	Jul-19/2.3025		2,350,500	58,480
(2.281)/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.281		23,172,500	17,148
(2.3025)/3 month USD-LIBOR-BBA/Jul-49	Jul-19/2.3025		2,350,500	9,543
(2.658)/3 month USD-LIBOR-BBA/Jul-20	Jul-19/2.658		62,950,700	63
(2.458)/3 month USD-LIBOR-BBA/Jul-20	Jul-19/2.458		31,475,400	31
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		11,760,300	1,432,052
1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	7,733,000	1,017,636
3.096/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		$9,408,200	976,383
1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	3,085,000	968,020
1.288/6 month EUR-EURIBOR-Reuters/Feb-50	Feb-20/1.288	EUR	4,509,200	792,903
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		$3,169,000	222,971
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		3,169,000	217,584
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		3,169,000	137,091
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		3,169,000	133,256
(3.162)/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		11,760,300	40,455
(1.288)/6 month EUR-EURIBOR-Reuters/Feb-50	Feb-20/1.288	EUR	4,509,200	12,767
(3.096)/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		$9,408,200	941
(3.095)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.095		23,520,500	24
Morgan Stanley & Co. International PLC
3.02/3 month USD-LIBOR-BBA/Aug-20	Aug-19/3.02		79,389,400	889,161
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		3,150,300	569,007
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		3,150,300	566,550
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		3,150,300	566,518
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		3,150,300	474,813
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		5,944,600	429,438
2.764/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		5,944,600	426,168
(2.265)/3 month USD-LIBOR-BBA/Oct-29	Oct-19/2.265		23,172,500	73,457
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904		2,360,700	46,907
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		5,944,600	45,892
(2.764)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		5,944,600	45,298
(3.0975)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.0975		23,520,500	24

Total purchased swap options outstanding (cost $8,489,036)				$12,499,783

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
HSBC Bank USA, National Association
AUD/JPY (Put)	Sep-19/JPY 73.00	8,522,606	AUD	$12,139,600	$59,590
JPMorgan Chase Bank N.A.
Uniform Mortgage Backed Securities 30 yr 3.00% TBA commitments (Call)	Aug-19/$100.81	19,000,000		19,000,000	84,911
Uniform Mortgage Backed Securities 30 yr 3.50% TBA commitments (Put)	Aug-19/102.07	9,000,000		9,000,000	22,140
Uniform Mortgage Backed Securities 30 yr 3.50% TBA commitments (Put)	Jul-19/101.29	12,000,000		12,000,000	144
Uniform Mortgage Backed Securities 30 yr 3.50% TBA commitments (Put)	Jul-19/101.10	12,000,000		12,000,000	36
Uniform Mortgage Backed Securities 30 yr 3.50% TBA commitments (Put)	Jul-19/99.79	12,000,000		12,000,000	12
Uniform Mortgage Backed Securities 30 yr 3.50% TBA commitments (Put)	Jul-19/99.60	12,000,000		12,000,000	12

Total purchased options outstanding (cost $307,895)					$166,845

CONVERTIBLE BONDS AND NOTES (3.9%)(a)
	Principal amount	Value
Capital goods (0.2%)
Fortive Corp. 144A cv. company guaranty sr. unsec. notes 0.875%, 2/15/22	$235,000	$242,999
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22	21,000	12,793
II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22	139,000	146,384

		402,176
Communication services (0.3%)
8x8, Inc. 144A cv. sr. unsec. notes 0.50%, 2/1/24	97,000	110,155
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	224,000	217,769
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46	181,000	211,577
Intelsat SA 144A cv. company guaranty sr. unsec. notes 4.50%, 6/15/25, (Luxembourg)	47,000	65,021
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/15/23	78,000	116,920
Vonage Holdings Corp. 144A cv. sr. unsec. notes 1.75%, 6/1/24	73,000	73,487

		794,929
Consumer cyclicals (0.6%)
Caesars Entertainment Corp. cv. sr. unsec. notes 5.00%, 10/1/24	87,584	149,915
Euronet Worldwide, Inc. 144A cv. sr. unsec. bonds 0.75%, 3/15/49	137,000	166,273
FTI Consulting, Inc. 144A cv. sr. unsec. notes 2.00%, 8/15/23	97,000	103,789
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	173,000	194,183
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	106,000	124,790
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	190,000	224,895
Marriott Vacations Worldwide Corp. cv. sr. unsec. notes 1.50%, 9/15/22	155,000	149,662
Priceline Group, Inc. (The) cv. sr. unsec. bonds 0.90%, 9/15/21	223,000	255,089
Quotient Technology, Inc. cv. sr. unsec. notes 1.75%, 12/1/22	65,000	62,588
Square, Inc. cv. sr. unsec. notes 0.50%, 5/15/23	120,000	143,202

		1,574,386
Consumer staples (0.3%)
Chegg, Inc. 144A cv. sr. unsec. notes 0.125%, 3/15/25	211,000	211,762
IAC Financeco 2, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 6/15/26	219,000	220,011
Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds 1.00%, 6/30/47	112,000	111,807
Vector Group, Ltd. cv. sr. unsec. sub. notes 1.75%, 4/15/20	27,000	27,825
Wayfair, Inc. 144A cv. sr. unsec. notes 1.125%, 11/1/24	103,000	149,621
Zillow Group, Inc. cv. sr. unsec. notes 1.50%, 7/1/23	135,000	132,531

		853,557
Energy (0.1%)
CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $24,845) (Cayman Islands)(RES)	35,887	10,048
Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 5.50%, 9/15/26	122,000	97,378
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	104,000	95,146
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	96,000	94,970

		297,542
Financials (0.2%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23,(R)	99,000	103,106
Encore Capital Group, Inc. cv. company guaranty sr. unsec. unsub. notes 3.25%, 3/15/22	82,000	82,451
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22,(R)	87,000	106,078
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	122,000	123,293
Redfin Corp. cv. sr. unsec. notes 1.75%, 7/15/23	50,000	46,369

		461,297
Health care (0.7%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 0.599%, 8/1/24	122,000	126,651
CONMED Corp. 144A cv. sr. unsec. notes 2.625%, 2/1/24	81,000	93,319
DexCom, Inc. 144A cv. sr. unsec. notes 0.75%, 12/1/23	195,000	228,716
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27	92,000	116,044
Illumina, Inc. 144A cv. sr. unsec. notes zero %, 8/15/23	59,000	68,083
Insulet Corp. cv. sr. unsec. notes 1.375%, 11/15/24	84,000	119,230
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 2.25%, 6/15/22	68,000	72,496
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24, (Ireland)	206,000	202,932
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	67,000	87,904
Pacira Pharmaceuticals, Inc./Delaware cv. sr. unsec. sub. notes 2.375%, 4/1/22	101,000	103,410
Supernus Pharmaceuticals, Inc. cv. sr. unsec. notes 0.625%, 4/1/23	100,000	97,585
Tabula Rasa HealthCare, Inc. 144A cv. sr. unsec. sub. notes 1.75%, 2/15/26	70,000	70,079
Teladoc Health, Inc. cv. sr. unsec. notes 1.375%, 5/15/25	109,000	161,641
Wright Medical Group, Inc. cv. company guaranty sr. unsec. notes 1.625%, 6/15/23	91,000	99,816

		1,647,906
Technology (1.4%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	246,000	262,802
Carbonite, Inc. cv. sr. unsec. unsub. notes 2.50%, 4/1/22	51,000	61,350
DocuSign, Inc. 144A cv. sr. unsec. notes 0.50%, 9/15/23	141,000	145,318
Envestnet, Inc. cv. sr. unsec. sub. notes 1.75%, 12/15/19	95,000	107,399
Five9, Inc. cv. sr. unsec. notes 0.125%, 5/1/23	51,000	70,702
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	107,000	120,015
Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21	118,000	130,830
J2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29	65,000	90,592
LivePerson, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/24	48,000	49,280
Lumentum Holdings, Inc. cv. sr. unsec. unsub. notes 0.25%, 3/15/24	83,000	97,458
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	103,000	121,344
New Relic, Inc. cv. sr. unsec. notes 0.50%, 5/1/23	121,000	129,095
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25	150,000	146,986
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23	173,000	210,767
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.75%, 7/1/23	223,000	234,947
Pluralsight, Inc. 144A cv. sr. unsec. notes 0.375%, 3/1/24	186,000	198,859
Rapid7, Inc. 144A cv. sr. unsec. notes 1.25%, 8/1/23	53,000	80,891
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 9/15/25	262,000	293,220
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	212,000	202,904
Verint Systems, Inc. cv. sr. unsec. notes 1.50%, 6/1/21	88,000	94,299
Viavi Solutions, Inc. cv. sr. unsec. notes 1.75%, 6/1/23	97,000	112,113
Vocera Communications, Inc. cv. sr .unsec. unsub. notes 1.50%, 5/15/23	43,000	51,285
Wix.com, Ltd. 144A cv. sr. unsec. notes zero %, 7/1/23, (Israel)	90,000	109,800
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22	131,000	196,179
Zendesk, Inc. cv. sr. unsec. notes 0.25%, 3/15/23	103,000	157,610

		3,476,045
Transportation (—%)
Air Transport Services Group, Inc. cv. sr. unsec. notes 1.125%, 10/15/24	78,000	79,440

		79,440
Utilities and power (0.1%)
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48	176,000	187,982

		187,982

Total convertible bonds and notes (cost $9,664,449)		$9,775,260

SENIOR LOANS (2.1%)(a)(c)
	Principal amount	Value
Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.723%, 4/28/22	$48,627	$45,648
Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.83%, 4/21/24	83,300	67,421
Albertson's, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month + 3.00%), 5.402%, 11/16/25	114,712	114,077
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.00%), 5.33%, 1/31/24	129,832	126,830
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.402%, 7/12/24	164,000	161,028
Asurion, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month + 3.00%), 5.402%, 11/3/24	112,715	112,434
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.723%, 12/15/24	251,175	239,998
Berry Global Group, Inc. bank term loan FRN Ser. U, (BBA LIBOR USD 3 Month + 2.50%), 3.50%, 5/17/26	115,000	114,190
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.787%, 6/21/24	214,620	207,806
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.854%, 4/3/24	63,700	61,431
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 7.152%, 12/31/22	80,000	76,133
Cineworld Finance US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.689%, 2/28/25	87,004	85,492
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.933%, 5/5/24	124,870	122,529
Diamond (BC) BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.583%, 9/6/24	39,671	34,811
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.00%, 4/16/21	5,730	5,714
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.152%, 3/31/24	80,347	79,800
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.402%, 5/31/25	129,673	127,371
Golden Nugget, Inc./NV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.149%, 10/4/23	88,760	87,956
HFOTCO, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.25%, 6/26/25	198,000	197,010
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 6.579%, 5/1/26	161,049	161,217
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 3.75%), 6.229%, 11/27/23	65,000	64,208
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.682%, 2/5/25	100,000	98,771
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.727%, 5/21/24	196,985	172,362
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.592%, 10/16/23	77,429	68,138
Lower Cadence Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.436%, 5/9/26	96,000	95,640
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.989%, 3/1/26	78,000	76,806
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.89%, 11/6/24	307,961	307,191
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.576%, 11/3/23	63,581	58,494
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.152%, 10/1/25	427,850	414,556
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.047%, 9/7/23	92,807	77,455
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.217%, 2/5/23	141,022	139,852
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 10.438%, 2/28/26	100,000	85,000
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 6.00%, 2/28/25	230,643	212,192
Sprint Communications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.771%, 2/3/24	250,000	247,396
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 9.33%, 11/28/22	115,777	114,330
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.402%, 3/28/25	182,001	173,401
Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 7.541%, 3/18/26	357,000	335,223
Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.439%, 11/15/23	135,000	127,997
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.33%, 7/24/24	128,733	123,261

Total senior loans (cost $5,434,629)		$5,221,169

ASSET-BACKED SECURITIES (0.6%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 3.254%, 11/25/51	$204,000	$204,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 3.204%, 6/25/52	164,000	164,000
Station Place Securitization Trust 144A FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 3.13%, 6/24/20	1,244,000	1,244,000

Total asset-backed securities (cost $1,612,000)		$1,612,000

COMMON STOCKS (0.1%)(a)
	Shares	Value
Advanz Pharma Corp. (Canada)(NON)	985	$16,134
Avaya Holdings Corp.(NON)	6,298	75,009
CHC Group, LLC (acquired 3/23/17, cost $10,107) (Cayman Islands)(RES)(NON)	697	70
Clear Channel Outdoor Holdings, Inc.(NON)	15,306	72,243
GenOn Energy, Inc.	385	70,455
iHeartMedia, Inc. Class A(NON)	6,509	97,963
MWO Holdings, LLC (Units)(F)	73	2,470
Nine Point Energy(F)	648	1,296
Tervita Corp. (Canada)(NON)	191	992
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	9,820	7,463
Tribune Media Co. Class 1C	40,066	22,036

Total common stocks (cost $763,057)		$366,131

CONVERTIBLE PREFERRED STOCKS (0.0%)(a)
	Shares	Value
Nine Point Energy 6.75% cv. pfd.(F)	13	$2,600

Total convertible preferred stocks (cost $13,000)		$2,600

SHORT-TERM INVESTMENTS (14.3%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 2.46%(AFF)	Shares	25,751,226	$25,751,226
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.31%(P)	Shares	1,280,000	1,280,000
U.S. Treasury Bills 2.463%, 7/18/19(SEGSF)(SEGCCS)		$375,000	374,637
U.S. Treasury Bills 2.473%, 7/25/19(SEGSF)(SEGCCS)		279,000	278,637
U.S. Treasury Bills 2.427%, 8/8/19(SEG)(SEGSF)(SEGCCS)		2,026,000	2,021,592
U.S. Treasury Bills 2.463%, 8/1/19(SEGSF)(SEGCCS)		610,000	608,944
U.S. Treasury Bills 2.303%, 7/16/19(SEGSF)(SEGCCS)		1,101,000	1,100,060
U.S. Treasury Bills 2.245%, 8/6/19(SEG)(SEGSF)(SEGCCS)		4,158,000	4,149,320
U.S. Treasury Bills 2.115%, 8/13/19(SEGSF)(SEGCCS)		266,000	265,346

Total short-term investments (cost $35,828,159)			$35,829,762
TOTAL INVESTMENTS

Total investments (cost $436,971,355)			$439,948,357

	FORWARD CURRENCY CONTRACTS at 6/30/19 (aggregate face value $110,651,892) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	7/17/19	$2,280,898	$2,333,786	$(52,888)
		British Pound	Buy	9/18/19	1,061,155	1,048,601	12,554
		Canadian Dollar	Buy	7/17/19	2,134,711	2,081,525	53,186
		Canadian Dollar	Sell	7/17/19	2,134,711	2,120,835	(13,876)
		Czech Koruna	Buy	9/18/19	9,684	9,646	38
		Euro	Sell	9/18/19	1,191,301	1,175,614	(15,687)
		Japanese Yen	Buy	8/21/19	813,822	812,465	1,357
		Mexican Peso	Buy	10/16/19	1,021,497	1,020,054	1,443
		Norwegian Krone	Buy	9/18/19	3,656,514	3,580,477	76,037
	Barclays Bank PLC
		Australian Dollar	Buy	7/17/19	147,016	149,387	(2,371)
		Australian Dollar	Sell	7/17/19	147,016	146,232	(784)
		Canadian Dollar	Sell	7/17/19	1,795,922	1,760,328	(35,594)
		Euro	Sell	9/18/19	3,357,563	3,322,691	(34,872)
		New Zealand Dollar	Sell	7/17/19	1,055,899	1,044,196	(11,703)
		Norwegian Krone	Buy	9/18/19	1,066,833	1,039,671	27,162
	Citibank, N.A.
		Australian Dollar	Sell	7/17/19	522,460	465,247	(57,213)
		Brazilian Real	Buy	10/2/19	1,025,001	1,027,293	(2,292)
		Canadian Dollar	Buy	7/17/19	3,135,874	3,097,639	38,235
		Canadian Dollar	Sell	7/17/19	3,135,874	3,098,006	(37,868)
		Euro	Buy	9/18/19	201,582	209,555	(7,973)
		Japanese Yen	Buy	8/21/19	10,288	75,112	(64,824)
		New Zealand Dollar	Sell	7/17/19	634,736	603,584	(31,152)
	Credit Suisse International
		Australian Dollar	Buy	7/17/19	2,041,373	2,075,346	(33,973)
		Australian Dollar	Sell	7/17/19	2,041,373	2,027,122	(14,251)
		Euro	Buy	9/18/19	424,328	429,438	(5,110)
	Goldman Sachs International
		Australian Dollar	Sell	7/17/19	522,389	504,714	(17,675)
		Euro	Buy	9/18/19	1,088,680	1,084,770	3,910
		Indian Rupee	Buy	11/20/19	1,025,657	1,019,851	5,806
		Japanese Yen	Sell	8/21/19	2,112,860	2,047,588	(65,272)
		New Taiwan Dollar	Sell	8/21/19	1,043,330	1,044,424	1,094
		New Zealand Dollar	Sell	7/17/19	1,234,256	1,191,543	(42,713)
		Norwegian Krone	Buy	9/18/19	2,880,496	2,813,473	67,023
		Russian Ruble	Buy	9/18/19	1,021,896	1,023,507	(1,611)
		South Korean Won	Sell	11/20/19	1,045,524	1,045,463	(61)
		Swedish Krona	Sell	9/18/19	2,419,682	2,385,322	(34,360)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	7/17/19	954,800	1,020,691	(65,891)
		British Pound	Buy	9/18/19	299,601	297,075	2,526
		Canadian Dollar	Buy	7/17/19	1,277,083	1,249,308	27,775
		Canadian Dollar	Sell	7/17/19	1,277,083	1,255,643	(21,440)
		Euro	Sell	9/18/19	528,209	521,212	(6,997)
		Indonesian Rupiah	Buy	11/20/19	1,023,757	1,019,948	3,809
		Japanese Yen	Sell	8/21/19	1,078,889	1,053,966	(24,923)
		South Korean Won	Sell	11/20/19	1,045,524	1,045,554	30
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	7/17/19	3,103,712	3,092,403	11,309
		Australian Dollar	Sell	7/17/19	3,103,712	3,116,513	12,801
		Canadian Dollar	Sell	7/17/19	2,526,131	2,463,202	(62,929)
		Euro	Sell	9/18/19	1,046,007	1,045,851	(156)
		Japanese Yen	Buy	8/21/19	2,066,952	2,046,365	20,587
		New Zealand Dollar	Sell	7/17/19	2,107,295	2,053,588	(53,707)
		Norwegian Krone	Buy	9/18/19	491,647	481,562	10,085
		Swedish Krona	Sell	9/18/19	1,602,734	1,579,702	(23,032)
		Swiss Franc	Buy	9/18/19	352,378	343,734	8,644
	NatWest Markets PLC
		Australian Dollar	Buy	7/17/19	3,591,263	3,692,979	(101,716)
		Canadian Dollar	Buy	7/17/19	2,128,752	2,086,583	42,169
		Canadian Dollar	Sell	7/17/19	2,128,752	2,092,970	(35,782)
		Euro	Sell	9/18/19	1,408,557	1,402,958	(5,599)
		Indian Rupee	Buy	11/20/19	1,025,657	1,020,646	5,011
		Japanese Yen	Sell	8/21/19	628,326	608,878	(19,448)
		New Taiwan Dollar	Sell	8/21/19	1,043,330	1,045,032	1,702
		Norwegian Krone	Buy	9/18/19	1,055,719	1,041,500	14,219
		Swedish Krona	Sell	9/18/19	1,053,565	1,051,809	(1,756)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/17/19	1,044,428	1,042,253	2,175
		Australian Dollar	Sell	7/17/19	1,044,428	1,035,639	(8,789)
		British Pound	Sell	9/18/19	329,293	328,296	(997)
		Canadian Dollar	Buy	7/17/19	2,166,336	2,136,345	29,991
		Canadian Dollar	Sell	7/17/19	2,166,336	2,135,601	(30,735)
		Euro	Sell	9/18/19	4,523,467	4,463,550	(59,917)
		Israeli Shekel	Sell	7/17/19	5,048	5,019	(29)
		Japanese Yen	Sell	8/21/19	1,948,329	1,864,433	(83,896)
		New Zealand Dollar	Sell	7/17/19	312,764	313,337	573
		Norwegian Krone	Buy	9/18/19	1,145,755	1,122,146	23,609
		Swedish Krona	Sell	9/18/19	1,596,616	1,568,941	(27,675)
	UBS AG
		Australian Dollar	Buy	7/17/19	42,215	105,284	(63,069)
		Canadian Dollar	Buy	7/17/19	1,047,379	1,041,096	6,283
		Canadian Dollar	Sell	7/17/19	1,047,379	1,029,884	(17,495)
		Euro	Sell	9/18/19	960,088	947,398	(12,690)
		Japanese Yen	Sell	8/21/19	1,585,626	1,526,539	(59,087)
		Swedish Krona	Sell	9/18/19	1,073,478	1,054,951	(18,527)
	WestPac Banking Corp.
		Australian Dollar	Buy	7/17/19	1,235,697	1,226,898	8,799
		Canadian Dollar	Buy	7/17/19	536,027	532,929	3,098
		Canadian Dollar	Sell	7/17/19	536,027	527,176	(8,851)

	Unrealized appreciation						523,040

	Unrealized (depreciation)						(1,399,256)

	Total						$(876,216)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Dollar 90 day (Long)	240	$240,000,000	$58,797,000	Sep-19	$77,893
Euro-Dollar 90 day (Short)	240	240,000,000	59,082,000	Mar-21	(85,333)
Euro-Schatz 2 yr (Short)	49	6,256,284	6,256,285	Sep-19	(12,358)
U.S. Treasury Bond Ultra 30 yr (Long)	18	3,196,125	3,196,125	Sep-19	129,897
U.S. Treasury Note 2 yr (Long)	53	11,404,523	11,404,523	Sep-19	72,576
U.S. Treasury Note 5 yr (Short)	95	11,224,844	11,224,844	Sep-19	(162,753)

Unrealized appreciation					280,366

Unrealized (depreciation)					(260,444)

Total					$19,922

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/19 (premiums $6,458,497) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
2.401/3 month USD-LIBOR-BBA/Jul-29	Jul-19/2.401		$23,172,500	$2,086
Barclays Bank PLC
(2.065)/3 month USD-LIBOR-BBA/Jul-29	Jul-19/2.065		9,402,200	110,006
Citibank, N.A.
2.373/3 month USD-LIBOR-BBA/Jul-29	Jul-19/2.373		23,172,500	3,012
2.283/3 month USD-LIBOR-BBA/Jul-29	Jul-19/2.283		23,172,500	8,574
Goldman Sachs International
2.558/3 month USD-LIBOR-BBA/Jul-20	Jul-19/2.558		94,426,100	94
2.191/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.191		23,172,500	36,844
2.101/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.101		23,172,500	74,384
1.722/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	2,049,600	126,318
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		$22,032,800	146,298
(1.722)/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	2,049,600	195,529
(0.115)/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/0.115	EUR	33,740,500	387,884
JPMorgan Chase Bank N.A.
3.415/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.415		$47,041,100	47
2.975/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		11,760,300	6,586
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	4,509,200	142,747
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$11,760,300	187,577
(2.975)/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		11,760,300	450,184
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	4,509,200	478,490
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$11,760,300	1,139,808
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	8,451,000	1,908,858
Morgan Stanley & Co. International PLC
3.3975/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.3975		$47,041,100	47
2.7225/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225		4,323,400	7,004
2.715/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715		4,323,400	7,825
2.265/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.265		23,172,500	14,830
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664		9,442,600	41,925
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		1,621,300	48,947
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		1,621,300	50,471
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		1,621,300	127,677
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		1,621,300	131,066
(2.715)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715		4,323,400	300,520
(2.7225)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225		4,323,400	303,070
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		3,150,300	410,358
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00		3,150,300	494,251
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00		3,150,300	494,408
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-25/3.00		3,150,300	498,220
(2.58)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/2.58		79,389,400	546,993
(2.80)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/2.80		79,389,400	717,680

Total				$9,600,618

WRITTEN OPTIONS OUTSTANDING at 6/30/19 (premiums $207,848) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
HSBC Bank USA, National Association
AUD/JPY (Put)	Sep-19/JPY 69.00	12,783,909	AUD	18,209,400	$20,659
JPMorgan Chase Bank N.A.
Uniform Mortgage Backed Securities 30 yr 3.00% TBA commitments (Put)	Aug-19/100.81	$19,000,000		$19,000,000	90,098
Uniform Mortgage Backed Securities 30 yr 3.50% TBA commitments (Call)	Aug-19/102.07	9,000,000		9,000,000	36,873
Uniform Mortgage Backed Securities 30 yr 3.50% TBA commitments (Put)	Jul-19/100.79	12,000,000		12,000,000	12
Uniform Mortgage Backed Securities 30 yr 3.50% TBA commitments (Put)	Jul-19/100.10	12,000,000		12,000,000	12
Uniform Mortgage Backed Securities 30 yr 3.50% TBA commitments (Put)	Jul-19/100.60	12,000,000		12,000,000	12
Uniform Mortgage Backed Securities 30 yr 3.50% TBA commitments (Put)	Jul-19/100.29	12,000,000		12,000,000	12

Total					$147,678

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$25,327,500	$(233,646)	$128,918
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	2,264,900	(258,281)	73,296
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	2,141,400	(347,036)	70,858
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	2,141,400	(173,518)	(25,105)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	2,264,900	(258,281)	(41,541)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$25,327,500	$(233,646)	(94,725)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	119,084,000	(60,235)	99,650
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	119,084,000	(60,235)	(51,106)
Citibank, N.A.
1.765/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765		$23,744,500	(318,176)	8,785
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		934,000	(120,253)	7,304
(1.765)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765		23,744,500	(318,176)	(16,621)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		934,000	(120,253)	(50,623)
1.746/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.746		23,744,500	172,148	13,297
(1.746)/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.746		23,744,500	172,148	(8,311)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		739,600	(93,375)	7,995
1.755/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755		23,744,500	(319,364)	2,374
(1.755)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755		23,744,500	(319,364)	(11,397)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		739,600	(93,375)	(37,402)
1.736/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.736		23,744,500	172,148	6,411
(1.736)/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.736		23,744,500	172,148	(3,799)
JPMorgan Chase Bank N.A.
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,230,800	(157,399)	141,088
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$3,698,000	$(516,333)	76,475
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,556,600	(89,971)	18,274
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		934,000	(144,396)	8,023
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		934,000	(100,218)	(44,683)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,556,600	(161,886)	(48,457)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,230,800	(157,399)	(91,460)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$3,698,000	$(516,333)	(376,160)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		1,191,600	(135,962)	147,472
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		934,000	(100,498)	7,762
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		934,000	(143,089)	(58,739)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		1,191,600	(135,962)	(92,814)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		8,236,000	433,625	50,487
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		8,236,000	433,625	(9,966)

Unrealized appreciation					868,469

Unrealized (depreciation)					(1,062,909)

Total					$(194,440)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/19 (proceeds receivable $86,978,438) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage Backed Securities, 5.50%, 7/1/49	$3,000,000		$3,198,750
Uniform Mortgage Backed Securities, 4.50%, 8/1/49	3,000,000		3,135,000
Uniform Mortgage Backed Securities, 4.50%, 7/1/49	3,000,000		3,134,766
Uniform Mortgage Backed Securities, 4.00%, 7/1/49	18,000,000		18,603,280
Uniform Mortgage Backed Securities, 3.50%, 7/1/49	42,000,000		42,941,720
Uniform Mortgage Backed Securities, 3.00%, 8/1/49	6,000,000		6,046,172
Uniform Mortgage Backed Securities, 3.00%, 7/1/49	6,000,000		6,051,094
Uniform Mortgage Backed Securities, 2.50%, 7/1/49	4,000,000		3,972,500

Total			$87,083,282

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
Swap counterparty/ notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International
ILS	2,847,000	$11,336	$—	3/19/24	3 month ILS-TELBOR03 — Quarterly	1.035% — Annually	$13,603
ILS	25,682,000	97,149	—	3/20/24	3 month ILS-TELBOR03 — Quarterly	1.02% — Annually	116,848

Upfront premium received			—	Unrealized appreciation			130,451

Upfront premium (paid)			—	Unrealized (depreciation)			—

		Total	$—			Total	$130,451

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$4,078,000	$198,313	(E)	$(46)	2/27/28	3 month USD-LIBOR-BBA — Quarterly	3.11% — Semiannually	$198,267
		4,849,000	221,900	(E)	(55)	3/7/28	3 month USD-LIBOR-BBA — Quarterly	3.05125% — Semiannually	221,845
		1,976,000	488,279		(67)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	490,260
		11,760,300	1,166,187		(167)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,269,115)
		6,491,700	653,442		(92)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	3.073% — Semiannually	706,000
		35,280,800	130,856		(17,726)	1/22/20	3 month USD-LIBOR-BBA — Quarterly	2.86% — Semiannually	383,545
		35,280,800	373,412	(E)	16,802	1/22/21	2.77% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(356,610)
		1,011,100	16,020	(E)	(6)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	16,014
		2,617,100	39,267	(E)	(15)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(39,282)
		1,693,500	110,445		(22)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(122,012)
		39,217,000	1,981,517		(232,053)	6/19/26	3 month USD-LIBOR-BBA — Quarterly	2.60% — Semiannually	1,751,838
		5,478,300	136,788	(E)	(1,109)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	135,679
		1,893,900	29,918	(E)	(324)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	29,594
		527,084	40,008	(E)	(7)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	40,001
		1,418,100	86,921	(E)	(20)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(86,941)
		21,476,000	597,119	(E)	(19,956)	3/21/29	3 month USD-LIBOR-BBA — Quarterly	2.776% — Semiannually	577,163
		1,105,300	96,193	(E)	(38)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(96,231)
		3,412,200	36,998	(E)	(19)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	36,979
		5,008,800	55,262	(E)	(28)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	55,234
		1,338,000	137,402	(E)	(46)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(137,448)
		5,959,700	591,739		(71,720)	6/12/49	3 month USD-LIBOR-BBA — Quarterly	2.647% — Semiannually	520,683
		1,320,200	118,731		(45)	6/12/49	2.6059% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(118,894)
		749,000	60,387		(26)	6/12/49	2.565% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(60,463)
		1,076,800	79,829		(37)	6/12/49	2.5365% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(79,923)
		1,053,400	85,888		(36)	6/12/49	3 month USD-LIBOR-BBA — Quarterly	2.569% — Semiannually	85,926
		1,287,400	95,588		(44)	6/12/49	2.537% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(95,701)
		1,193,800	87,687		(41)	6/12/49	2.5335% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(87,789)
		983,100	62,028		(34)	6/12/49	2.488% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(62,088)
		4,701,100	180,005		64,480	7/2/49	2.38% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(115,525)
		9,402,200	167,641		(66,136)	7/2/49	3 month USD-LIBOR-BBA — Quarterly	2.29% — Semiannually	101,505
		402,600	8,079		(14)	6/12/49	2.299% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(8,064)
		902,800	7,615	(E)	(20)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	7,595
		3,186,100	44,707	(E)	(45)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(44,752)
		458,300	5,580	(E)	(16)	7/17/49	2.263% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,596)
		634,600	1,521	(E)	(22)	7/17/49	2.199% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,499
		9,218,000	38,651	(E)	10,492	9/18/29	2.00% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(28,159)
		19,745,000	16,665	(E)	48,418	9/18/24	3 month USD-LIBOR-BBA — Quarterly	1.75% — Semiannually	65,084
		564,100	5,456	(E)	(19)	7/17/49	3 month USD-LIBOR-BBA — Quarterly	2.252% — Semiannually	5,437
		2,087,500	4,960	(E)	(23)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	4,936
		174,600	1,310	(E)	(6)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,316)
		3,880,300	25,346	(E)	(55)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(25,401)
		775,700	2,741	(E)	(26)	7/17/49	2.194% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,715
		597,000	4,279	(E)	(20)	7/17/49	3 month USD-LIBOR-BBA — Quarterly	2.241% — Semiannually	4,258
		241,697,000	17,886	(E)	286,341	9/18/21	1.70% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	304,226
		92,987,000	300,627	(E)	555,736	9/18/24	1.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	255,109
		1,144,500	10,821	(E)	(19,838)	9/18/49	3 month USD-LIBOR-BBA — Quarterly	2.25% — Semiannually	(9,017)
		78,636,300	689,955	(E)	(979,307)	9/18/29	3 month USD-LIBOR-BBA — Quarterly	2.05% — Semiannually	(289,354)
		3,741,500	3,427		(50)	6/26/29	1.9451% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,579
		3,741,500	3,532		(50)	6/26/29	1.9448% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,684
		752,200	4,371	(E)	(26)	7/17/49	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,345
		470,100	2,085	(E)	(16)	7/17/49	3 month USD-LIBOR-BBA — Quarterly	2.229% — Semiannually	2,069
	AUD	2,421,000	97,620		(23)	3/20/29	6 month AUD-BBR-BBSW — Semiannually	2.1825% — Semiannually	98,807
	AUD	22,552,000	100,917		(59)	5/6/21	1.365% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	(95,356)
	AUD	4,778,000	148,492		(44)	5/6/29	6 month AUD-BBR-BBSW — Semiannually	2.04% — Semiannually	150,492
	AUD	46,206,000	58,033	(E)	53,950	9/18/24	1.25% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(4,084)
	AUD	35,000	39	(E)	(38)	9/18/29	6 month AUD-BBR-BBSW — Semiannually	1.60% — Semiannually	—
	CAD	2,357,000	60,952		(23)	3/19/29	2.208% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(61,890)
	CAD	31,089,000	59,256	(E)	(25,588)	9/18/24	1.65% — Semiannually	3 month CAD-BA-CDOR — Semiannually	33,667
	CAD	7,847,000	25,982	(E)	(30,520)	9/18/29	1.80% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(4,538)
	CHF	10,680,000	84,865	(E)	(42)	9/21/21	—	0.046% plus 6 month CHF-LIBOR-BBA — Semiannually	(84,906)
	CHF	6,662,000	30,737	(E)	(17,147)	9/18/24	—	0.70% plus 6 month CHF-LIBOR-BBA — Semiannually	13,590
	CHF	11,543,000	129,607	(E)	111,542	9/18/29	0.30% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(18,065)
	CZK	96,784,000	138,847		(56)	3/19/29	1.948% — Annually	6 month CZK-PRIBOR — Semiannually	(137,277)
	CZK	115,528,000	3,043		(19)	3/27/21	6 month CZK-PRIBOR — Semiannually	2.03% — Annually	2,603
	EUR	3,590,000	274,797	(E)	(31)	10/27/27	1.61375% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(274,827)
	EUR	3,262,000	275,873	(E)	(45)	2/27/28	1.815% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(275,918)
	EUR	9,587,000	82,861	(E)	(42)	9/21/21	6 month EUR-EURIBOR-REUTERS — Semiannually	0.354% — Annually	82,819
	EUR	512,400	87,904	(E)	(20)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(87,923)
	EUR	696,900	135,566	(E)	(27)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	135,539
	EUR	770,000	127,754	(E)	(29)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(127,783)
	EUR	778,400	115,350	(E)	(30)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(115,380)
	EUR	11,752,000	382,709	(E)	(149)	3/21/29	1.104% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(382,858)
	EUR	898,100	104,387	(E)	(34)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(104,422)
	EUR	802,800	103,926	(E)	(30)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	103,895
	EUR	929,000	90,840	(E)	(36)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(90,875)
	EUR	741,300	37,875	(E)	(28)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(37,903)
	EUR	676,400	34,285	(E)	(26)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(34,311)
	EUR	32,000	70	(E)	(67)	9/18/24	—	0.25% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	3
	EUR	29,684,000	9,755	(E)	64,795	9/18/29	6 month EUR-EURIBOR-REUTERS — Semiannually	0.20% — Annually	55,041
	EUR	395,500	6,945	(E)	(15)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(6,960)
	GBP	3,085,000	11,781	(E)	9,182	9/18/24	6 month GBP-LIBOR-BBA — Semiannually	0.85% — Semiannually	(2,599)
	GBP	8,937,000	65,067	(E)	19,649	9/18/29	6 month GBP-LIBOR-BBA — Semiannually	1.00% — Semiannually	(45,418)
	JPY	511,900,000	44,066		(30)	2/19/20	6 month JPY-LIBOR-BBA — Semiannually	1.3975% — Semiannually	67,506
	JPY	351,000,000	32,308		(26)	2/16/23	6 month JPY-LIBOR-BBA — Semiannually	0.148% — Semiannually	33,961
	JPY	176,000,000	55,729		(22)	2/16/28	0.366% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(57,861)
	JPY	49,618,300	28,171	(E)	(14)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(28,186)
	NOK	103,577,000	143,482	(E)	27,297	9/18/24	1.50% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	170,779
	NOK	36,609,000	59,374	(E)	28,692	9/18/29	6 month NOK-NIBOR-NIBR — Semiannually	1.70% — Annually	(30,681)
	NOK	60,138,000	4,371		(57)	7/1/24	1.735% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	4,314
	NOK	31,542,000	7,924		(49)	7/1/29	6 month NOK-NIBOR-NIBR — Semiannually	1.82% — Annually	(7,973)
	NZD	7,127,000	82,721	(E)	(54)	3/28/29	2.524% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(82,775)
	NZD	10,550,000	879	(E)	(64)	9/18/24	1.45% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(943)
	NZD	6,583,000	3,803	(E)	5,990	9/18/29	3 month NZD-BBR-FRA — Quarterly	1.80% — Semiannually	2,187
	SEK	16,480,000	105,871		(14)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.125% — Annually	118,735
	SEK	16,480,000	106,607		(14)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.13% — Annually	119,528
	SEK	16,480,000	111,005		(14)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.16% — Annually	124,190
	SEK	16,480,000	110,637		(14)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.1575% — Annually	123,796
	SEK	55,953,000	7,942	(E)	(3,000)	9/18/24	0.10% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	4,941
	SEK	73,146,000	19,346	(E)	(19,582)	9/18/29	3 month SEK-STIBOR-SIDE — Quarterly	0.60% — Annually	(237)

	Total				$(203,224)				$2,119,832
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$480,699	$481,925	$—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	$1,587
	80,998	81,204	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	267
	53,959	54,096	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	178
	369,137	370,063	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	1,283
	5,843,369	5,856,092	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	19,606
	709,832	711,484	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,491
	94,062	94,035	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	84
	211,125	212,451	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(1,655)
	3,611,754	3,643,376	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(37,703)
	22,968	22,691	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	72
	41,938	40,632	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(907)
	130,374	126,466	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,607
	261,327	253,494	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	5,226
	152,370	148,351	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	2,274
	53,664	52,404	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(663)
	40,974	40,012	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(506)
	32,323	31,564	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(400)
	41,887	41,756	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	348
	77,144	77,640	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,385
	11,066	11,137	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	199
	5,149	5,182	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	92
	Citibank, N.A.
	778,099	779,793	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,611
	363,061	363,852	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,218
	72,674	72,833	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	244
	Credit Suisse International
	311,240	311,917	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,044
	93,960	91,754	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(1,161)
	244,390	246,530	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,551)
	81,091	80,114	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(255)
	81,381	78,233	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,365)
	49,599	49,001	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(156)
	31,090	30,407	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(412)
	27,124	26,797	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(85)
	329,068	317,665	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(8,154)
	85,056	82,108	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,108)
	35,386	34,326	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(708)
	171,005	165,879	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,420
	95,025	92,519	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,418
	105,337	102,559	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,572
	90,299	88,179	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(1,116)
	Deutsche Bank AG
	244,390	246,530	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,551)
	Goldman Sachs International
	10,936	11,032	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(114)
	29,144	29,399	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(304)
	63,083	63,636	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(659)
	118,529	119,567	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,237)
	142,205	143,450	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,484)
	167,927	169,397	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,753)
	230,032	232,046	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,401)
	151,757	148,195	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	2,312
	222,057	217,181	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,942)
	175,465	171,612	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,325)
	81,174	79,391	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,075)
	101,100	99,882	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	318
	446,506	431,033	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(11,067)
	242,880	235,321	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,250)
	211,573	204,987	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,573)
	104,104	100,864	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,250)
	104,104	100,864	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,250)
	84,408	81,483	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,092)
	60,422	58,024	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,786)
	388,704	377,052	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	7,774
	92,336	89,311	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(2,048)
	151,411	147,417	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	2,259
	57,818	57,637	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	480
	55,913	55,738	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	464
	27,957	27,869	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	232
	26,595	26,512	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	221
	3,120	3,110	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	26
	25,454	25,617	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	457
	1,911	1,924	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	34
	JPMorgan Chase Bank N.A.
	306,283	297,103	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(6,125)
	268,309	260,266	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,366)
	175,160	169,910	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,503)
	166,271	161,287	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,325)
	151,411	147,417	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	2,259
	JPMorgan Securities LLC
	202,753	197,993	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	2,506
	33,747	33,340	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	106
	509,785	498,590	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	6,754
	216,339	209,884	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,374)
	704,600	682,669	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	15,231

	Upfront premium received		—	Unrealized appreciation			90,659

	Upfront premium (paid)		—	Unrealized (depreciation)			(131,759)

		Total	$—			Total	$(41,100)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	7,997,000	$999,682	$—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$999,682
EUR	4,998,000	614,135	(121)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	614,014
EUR	6,434,000	195,581	(75)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(195,657)
EUR	6,434,000	197,067	(75)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(197,142)
EUR	6,434,000	197,557	(76)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(197,633)
EUR	6,434,000	198,054	(76)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(198,130)
EUR	4,998,000	207,358	(64)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(207,423)
EUR	7,997,000	324,398	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(324,398)
GBP	4,004,000	88,813	(86)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	88,727
GBP	1,121,000	20,782	(26)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(20,808)
GBP	3,123,000	50,393	(72)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(50,465)
GBP	2,402,000	51,226	(56)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(51,282)
GBP	4,484,000	117,146	(106)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(117,251)
	$3,599,000	106,394	(39)	12/6/27	2.19% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	106,355
	3,599,000	106,145	(39)	12/21/27	2.1939% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	106,106
	3,719,000	49,169	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	49,169
	3,719,000	941	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	941
	3,599,000	38,362	(22)	12/6/22	(2.05%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(38,384)
	3,599,000	40,384	(22)	12/21/22	(2.068%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(40,406)

Total			$(955)				$326,015

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$4,375	$64,000	$6,426	5/11/63	300 bp — Monthly	$(2,019)
	CMBX NA BBB-.6 Index	BBB-/P	8,497	141,000	14,156	5/11/63	300 bp — Monthly	(5,589)
	CMBX NA BBB-.6 Index	BBB-/P	17,409	282,000	28,313	5/11/63	300 bp — Monthly	(10,763)
	CMBX NA BBB-.6 Index	BBB-/P	16,587	291,000	29,216	5/11/63	300 bp — Monthly	(12,484)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	BB/P	210	1,000	207	5/11/63	500 bp — Monthly	4
	CMBX NA BB.6 Index	BB/P	28,424	150,000	31,095	5/11/63	500 bp — Monthly	(2,546)
	CMBX NA BB.6 Index	BB/P	150,632	612,000	126,868	5/11/63	500 bp — Monthly	24,275
	CMBX NA BB.7 Index	BB/P	19,995	144,000	15,034	1/17/47	500 bp — Monthly	5,081
	CMBX NA BB.7 Index	BB/P	38,946	303,000	31,633	1/17/47	500 bp — Monthly	7,565
	CMBX NA BB.7 Index	BB/P	50,489	418,000	43,639	1/17/47	500 bp — Monthly	7,198
	CMBX NA BBB-.6 Index	BBB-/P	1,286	12,000	1,205	5/11/63	300 bp — Monthly	88
	CMBX NA BBB-.6 Index	BBB-/P	1,274	12,000	1,205	5/11/63	300 bp — Monthly	75
	CMBX NA BBB-.6 Index	BBB-/P	3,696	32,000	3,213	5/11/63	300 bp — Monthly	499
	CMBX NA BBB-.6 Index	BBB-/P	4,200	44,000	4,418	5/11/63	300 bp — Monthly	(195)
	CMBX NA BBB-.6 Index	BBB-/P	5,770	54,000	5,422	5/11/2063	300 bp — Monthly	375
	CMBX NA BBB-.6 Index	BBB-/P	7,551	66,000	6,626	5/11/63	300 bp — Monthly	957
	CMBX NA BBB-.6 Index	BBB-/P	9,240	84,000	8,434	5/11/63	300 bp — Monthly	849
	CMBX NA BBB-.6 Index	BBB-/P	13,861	126,000	12,650	5/11/63	300 bp — Monthly	1,273
	CMBX NA BBB-.6 Index	BBB-/P	14,147	137,000	13,755	5/11/63	300 bp — Monthly	460
	CMBX NA BBB-.6 Index	BBB-/P	17,688	158,000	15,863	5/11/63	300 bp — Monthly	1,904
	CMBX NA BBB-.6 Index	BBB-/P	32,324	293,000	29,417	5/11/63	300 bp — Monthly	3,053
	CMBX NA BBB-.6 Index	BBB-/P	137,311	935,000	93,874	5/11/63	300 bp — Monthly	43,904
	Credit Suisse International
	CMBX NA BBB-.6 Index	BBB-/P	20,776	134,000	13,454	5/11/63	300 bp — Monthly	7,390
	CMBX NA BBB-.6 Index	BBB-/P	34,516	247,000	24,799	5/11/63	300 bp — Monthly	9,841
	CMBX NA BBB-.6 Index	BBB-/P	38,364	263,000	26,405	5/11/63	300 bp — Monthly	12,091
	CMBX NA BBB-.6 Index	BBB-/P	76,729	526,000	52,810	5/11/63	300 bp — Monthly	24,181
	CMBX NA BB.7 Index	BB/P	30,497	228,000	23,803	1/17/47	500 bp — Monthly	6,884
	CMBX NA BBB-.6 Index	BBB-/P	2,871	22,000	2,209	5/11/63	300 bp — Monthly	673
	CMBX NA BBB-.6 Index	BBB-/P	2,822	29,000	2,912	5/11/63	300 bp — Monthly	(75)
	CMBX NA BBB-.6 Index	BBB-/P	3,356	30,000	3,012	5/11/63	300 bp — Monthly	359
	CMBX NA BBB-.6 Index	BBB-/P	3,502	35,000	3,514	5/11/63	300 bp — Monthly	5
	CMBX NA BBB-.6 Index	BBB-/P	5,453	54,000	5,422	5/11/63	300 bp — Monthly	58
	CMBX NA BBB-.6 Index	BBB-/P	9,884	72,000	7,229	5/11/63	300 bp — Monthly	2,691
	CMBX NA BBB-.6 Index	BBB-/P	8,536	90,000	9,036	5/11/63	300 bp — Monthly	(455)
	CMBX NA BBB-.6 Index	BBB-/P	11,795	99,000	9,940	5/11/63	300 bp — Monthly	1,904
	CMBX NA BBB-.6 Index	BBB-/P	10,100	103,000	10,341	5/11/63	300 bp — Monthly	(190)
	CMBX NA BBB-.6 Index	BBB-/P	10,819	114,000	11,446	5/11/63	300 bp — Monthly	(570)
	CMBX NA BBB-.6 Index	BBB-/P	21,326	126,000	12,650	5/11/63	300 bp — Monthly	8,738
	CMBX NA BBB-.6 Index	BBB-/P	13,603	142,000	14,257	5/11/63	300 bp — Monthly	(583)
	CMBX NA BBB-.6 Index	BBB-/P	18,678	166,000	16,666	5/11/63	300 bp — Monthly	2,094
	CMBX NA BBB-.6 Index	BBB-/P	22,319	203,000	20,381	5/11/63	300 bp — Monthly	2,039
	CMBX NA BBB-.6 Index	BBB-/P	36,978	292,000	29,317	5/11/63	300 bp — Monthly	7,808
	CMBX NA BBB-.6 Index	BBB-/P	41,680	359,000	36,044	5/11/63	300 bp — Monthly	5,816
	CMBX NA BBB-.6 Index	BBB-/P	55,222	366,000	36,746	5/11/63	300 bp — Monthly	18,658
	CMBX NA BBB-.6 Index	BBB-/P	51,002	445,000	44,678	5/11/63	300 bp — Monthly	6,547
	CMBX NA BBB-.6 Index	BBB-/P	53,116	463,000	46,485	5/11/63	300 bp — Monthly	6,862
	CMBX NA BBB-.6 Index	BBB-/P	52,816	478,000	47,991	5/11/63	300 bp — Monthly	5,063
	CMBX NA BBB-.6 Index	BBB-/P	82,454	780,000	78,312	5/11/63	300 bp — Monthly	4,532
	CMBX NA BBB-.6 Index	BBB-/P	137,903	914,000	91,766	5/11/63	300 bp — Monthly	46,594
	CMBX NA BBB-.6 Index	BBB-/P	106,372	983,000	98,693	5/11/63	300 bp — Monthly	8,170
	CMBX NA BBB-.6 Index	BBB-/P	129,498	1,172,000	117,669	5/11/63	300 bp — Monthly	12,415
	CMBX NA BBB-.6 Index	BBB-/P	178,053	1,637,000	164,355	5/11/63	300 bp — Monthly	14,516
	CMBX NA BBB-.6 Index	BBB-/P	399,884	3,740,000	375,496	5/11/63	300 bp — Monthly	26,258
	CMBX NA BBB-.7 Index	BBB-/P	51,226	780,000	21,294	1/17/47	300 bp — Monthly	30,322
	CMBX NA BBB-.7 Index	BBB-/P	178,726	2,418,000	66,011	1/17/47	300 bp — Monthly	113,924
	Goldman Sachs International
	CMBX NA BBB-.6 Index	BBB-/P	1,771	26,000	2,610	5/11/63	300 bp — Monthly	(826)
	CMBX NA BBB-.6 Index	BBB-/P	6,450	46,000	4,618	5/11/63	300 bp — Monthly	1,854
	CMBX NA BBB-.6 Index	BBB-/P	6,945	66,000	6,626	5/11/63	300 bp — Monthly	352
	CMBX NA BBB-.6 Index	BBB-/P	6,758	78,000	7,831	5/11/63	300 bp — Monthly	(1,034)
	CMBX NA BBB-.6 Index	BBB-/P	8,625	78,000	7,831	5/11/63	300 bp — Monthly	833
	CMBX NA BBB-.6 Index	BBB-/P	7,858	91,000	9,136	5/11/63	300 bp — Monthly	(1,233)
	CMBX NA BBB-.6 Index	BBB-/P	14,022	103,000	10,341	5/11/63	300 bp — Monthly	3,732
	CMBX NA BBB-.6 Index	BBB-/P	12,871	115,000	11,546	5/11/63	300 bp — Monthly	1,382
	CMBX NA BBB-.6 Index	BBB-/P	10,295	122,000	12,249	5/11/63	300 bp — Monthly	(1,893)
	CMBX NA BBB-.6 Index	BBB-/P	9,733	123,000	12,349	5/11/63	300 bp — Monthly	(2,555)
	CMBX NA BBB-.6 Index	BBB-/P	14,645	131,000	13,152	5/11/63	300 bp — Monthly	1,558
	CMBX NA BBB-.6 Index	BBB-/P	15,457	133,000	13,353	5/11/63	300 bp — Monthly	2,170
	CMBX NA BBB-.6 Index	BBB-/P	22,777	137,000	13,755	5/11/63	300 bp — Monthly	9,090
	CMBX NA BBB-.6 Index	BBB-/P	23,502	157,000	15,763	5/11/63	300 bp — Monthly	7,818
	CMBX NA BBB-.6 Index	BBB-/P	23,233	158,000	15,863	5/11/63	300 bp — Monthly	7,449
	CMBX NA BBB-.6 Index	BBB-/P	18,496	166,000	16,666	5/11/63	300 bp — Monthly	1,913
	CMBX NA BBB-.6 Index	BBB-/P	18,286	169,000	16,968	5/11/63	300 bp — Monthly	1,403
	CMBX NA BBB-.6 Index	BBB-/P	18,357	169,000	16,968	5/11/63	300 bp — Monthly	1,474
	CMBX NA BBB-.6 Index	BBB-/P	20,534	175,000	17,570	5/11/63	300 bp — Monthly	3,052
	CMBX NA BBB-.6 Index	BBB-/P	15,274	181,000	18,172	5/11/63	300 bp — Monthly	(2,808)
	CMBX NA BBB-.6 Index	BBB-/P	15,166	183,000	18,373	5/11/63	300 bp — Monthly	(3,115)
	CMBX NA BBB-.6 Index	BBB-/P	24,103	216,000	21,686	5/11/63	300 bp — Monthly	2,524
	CMBX NA BBB-.6 Index	BBB-/P	24,103	216,000	21,686	5/11/63	300 bp — Monthly	2,524
	CMBX NA BBB-.6 Index	BBB-/P	11,095	226,000	22,690	5/11/63	300 bp — Monthly	(11,482)
	CMBX NA BBB-.6 Index	BBB-/P	12,285	252,000	25,301	5/11/63	300 bp — Monthly	(12,890)
	CMBX NA BBB-.6 Index	BBB-/P	40,089	266,000	26,706	5/11/63	300 bp — Monthly	13,515
	CMBX NA BBB-.6 Index	BBB-/P	13,442	271,000	27,208	5/11/63	300 bp — Monthly	(13,631)
	CMBX NA BBB-.6 Index	BBB-/P	14,449	277,000	27,811	5/11/63	300 bp — Monthly	(13,224)
	CMBX NA BBB-.6 Index	BBB-/P	36,039	296,000	29,718	5/11/63	300 bp — Monthly	6,469
	CMBX NA BBB-.6 Index	BBB-/P	33,021	305,000	30,622	5/11/63	300 bp — Monthly	2,551
	CMBX NA BBB-.6 Index	BBB-/P	32,527	324,000	32,530	5/11/63	300 bp — Monthly	159
	CMBX NA BBB-.6 Index	BBB-/P	47,211	452,000	45,381	5/11/63	300 bp — Monthly	2,056
	CMBX NA BBB-.6 Index	BBB-/P	71,741	605,000	60,742	5/11/63	300 bp — Monthly	11,302
	CMBX NA BBB-.6 Index	BBB-/P	71,494	605,000	60,742	5/11/63	300 bp — Monthly	11,055
	CMBX NA BBB-.6 Index	BBB-/P	67,357	611,000	61,344	5/11/63	300 bp — Monthly	6,318
	CMBX NA BBB-.6 Index	BBB-/P	37,011	765,000	76,806	5/11/63	300 bp — Monthly	(39,412)
	CMBX NA BBB-.6 Index	BBB-/P	155,865	1,042,000	104,617	5/11/63	300 bp — Monthly	51,769
	CMBX NA BBB-.7 Index	BBB-/P	9,270	133,000	3,631	1/17/47	300 bp — Monthly	5,706
	CMBX NA BBB-.7 Index	BBB-/P	51,111	600,000	16,380	1/17/47	300 bp — Monthly	35,031
	CMBX NA BBB-.7 Index	BBB-/P	61,571	833,000	22,741	1/17/47	300 bp — Monthly	39,247
	CMBX NA BBB-.7 Index	BBB-/P	90,359	1,040,000	28,392	1/17/47	300 bp — Monthly	62,487
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	38,131	180,000	37,314	5/11/63	500 bp — Monthly	967
	CMBX NA BB.6 Index	BB/P	41,272	195,000	40,424	5/11/63	500 bp — Monthly	1,011
	CMBX NA BB.6 Index	BB/P	32,840	156,000	32,339	5/11/63	500 bp — Monthly	631
	CMBX NA BBB-.6 Index	BBB-/P	2,662,689	20,127,000	2,020,751	5/11/63	300 bp — Monthly	652,010
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	3,308	25,000	2,510	5/11/63	300 bp — Monthly	811
	CMBX NA BBB-.6 Index	BBB-/P	8,248	73,000	7,329	5/11/63	300 bp — Monthly	955
	CMBX NA BBB-.6 Index	BBB-/P	15,743	134,000	13,454	5/11/63	300 bp — Monthly	2,356
	CMBX NA BBB-.6 Index	BBB-/P	24,006	203,000	20,381	5/11/63	300 bp — Monthly	3,726
	CMBX NA BBB-.6 Index	BBB-/P	112,148	1,001,000	100,500	5/11/63	300 bp — Monthly	12,148
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	10,005	71,000	7,128	5/11/63	300 bp — Monthly	2,912
	CMBX NA BBB-.6 Index	BBB-/P	38,928	263,000	26,405	5/11/63	300 bp — Monthly	12,654
	CMBX NA BBB-.6 Index	BBB-/P	38,318	263,000	26,405	5/11/63	300 bp — Monthly	12,044
	CMBX NA BBB-.6 Index	BBB-/P	38,870	263,000	26,405	5/11/63	300 bp — Monthly	12,597
	CMBX NA BBB-.6 Index	BBB-/P	77,780	525,000	52,710	5/11/63	300 bp — Monthly	25,332
	CMBX NA BBB-.6 Index	BBB-/P	77,707	525,000	52,710	5/11/63	300 bp — Monthly	25,260
	CMBX NA BBB-.6 Index	BBB-/P	76,916	526,000	52,810	5/11/63	300 bp — Monthly	24,369
	CMBX NA BBB-.6 Index	BBB-/P	116,034	788,000	79,115	5/11/63	300 bp — Monthly	37,320
	CMBX NA BBB-.6 Index	BBB-/P	115,105	790,000	79,316	5/11/63	300 bp — Monthly	36,184
	CMBX NA BBB-.6 Index	BBB-/P	155,146	1,051,000	105,520	5/11/63	300 bp — Monthly	50,151
	CMBX NA A.6 Index	A/P	41	4,000	5	5/11/63	200 bp — Monthly	47
	CMBX NA BB.6 Index	BB/P	48,378	197,000	40,838	5/11/63	500 bp — Monthly	7,704
	CMBX NA BB.6 Index	BB/P	97,086	394,000	81,676	5/11/63	500 bp — Monthly	15,738
	CMBX NA BBB-.6 Index	BBB-/P	496	4,000	402	5/11/63	300 bp — Monthly	96
	CMBX NA BBB-.6 Index	BBB-/P	641	6,000	602	5/11/63	300 bp — Monthly	42
	CMBX NA BBB-.6 Index	BBB-/P	1,164	11,000	1,104	5/11/63	300 bp — Monthly	65
	CMBX NA BBB-.6 Index	BBB-/P	1,696	14,000	1,406	5/11/63	300 bp — Monthly	298
	CMBX NA BBB-.6 Index	BBB-/P	2,666	22,000	2,209	5/11/63	300 bp — Monthly	468
	CMBX NA BBB-.6 Index	BBB-/P	3,325	26,000	2,610	5/11/63	300 bp — Monthly	728
	CMBX NA BBB-.6 Index	BBB-/P	2,962	31,000	3,112	5/11/63	300 bp — Monthly	(135)
	CMBX NA BBB-.6 Index	BBB-/P	4,655	38,000	3,815	5/11/63	300 bp — Monthly	859
	CMBX NA BBB-.6 Index	BBB-/P	5,586	43,000	4,317	5/11/63	300 bp — Monthly	1,290
	CMBX NA BBB-.6 Index	BBB-/P	5,565	57,000	5,723	5/11/63	300 bp — Monthly	(129)
	CMBX NA BBB-.6 Index	BBB-/P	7,298	57,000	5,723	5/11/63	300 bp — Monthly	1,604
	CMBX NA BBB-.6 Index	BBB-/P	7,405	65,000	6,526	5/11/63	300 bp — Monthly	912
	CMBX NA BBB-.6 Index	BBB-/P	8,241	70,000	7,028	5/11/63	300 bp — Monthly	1,248
	CMBX NA BBB-.6 Index	BBB-/P	10,227	77,000	7,731	5/11/63	300 bp — Monthly	2,535
	CMBX NA BBB-.6 Index	BBB-/P	9,154	78,000	7,831	5/11/63	300 bp — Monthly	1,361
	CMBX NA BBB-.6 Index	BBB-/P	10,205	89,000	8,936	5/11/63	300 bp — Monthly	1,314
	CMBX NA BBB-.6 Index	BBB-/P	28,646	169,000	16,968	5/11/63	300 bp — Monthly	11,762
	CMBX NA BBB-.6 Index	BBB-/P	16,836	180,000	18,072	5/11/63	300 bp — Monthly	(1,146)
	CMBX NA BBB-.6 Index	BBB-/P	24,103	213,000	21,385	5/11/63	300 bp — Monthly	2,825
	CMBX NA BBB-.6 Index	BBB-/P	28,113	232,000	23,293	5/11/63	300 bp — Monthly	4,936
	CMBX NA BBB-.6 Index	BBB-/P	37,244	250,000	25,100	5/11/63	300 bp — Monthly	12,269
	CMBX NA BBB-.6 Index	BBB-/P	43,147	287,000	28,815	5/11/63	300 bp — Monthly	14,475
	CMBX NA BBB-.6 Index	BBB-/P	72,062	514,000	51,606	5/11/63	300 bp — Monthly	20,713
	CMBX NA BBB-.6 Index	BBB-/P	59,278	559,000	56,124	5/11/63	300 bp — Monthly	3,434

Upfront premium received			7,899,400		Unrealized appreciation			1,800,947

Upfront premium (paid)			—		Unrealized (depreciation)			(140,982)

	Total		$7,899,400				Total	$1,659,965
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2019. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(37)	$4,000	$5	5/11/63	(200 bp) — Monthly	$(44)
	CMBX NA BB.10 Index	(30,592)	279,000	24,134	11/17/59	(500 bp) — Monthly	(6,691)
	CMBX NA BB.10 Index	(14,611)	140,000	12,110	11/17/59	(500 bp) — Monthly	(2,618)
	CMBX NA BB.11 Index	(54,156)	418,000	41,257	11/18/54	(500 bp) — Monthly	(13,248)
	CMBX NA BB.9 Index	(58,771)	418,000	43,430	9/17/58	(500 bp) — Monthly	(15,689)
	CMBX NA BB.9 Index	(47,350)	306,000	31,793	9/17/58	(500 bp) — Monthly	(15,812)
	CMBX NA BB.9 Index	(47,138)	306,000	31,793	9/17/58	(500 bp) — Monthly	(15,599)
	CMBX NA BB.9 Index	(46,653)	303,000	31,482	9/17/58	(500 bp) — Monthly	(15,424)
	CMBX NA BB.9 Index	(36,268)	279,000	28,988	9/17/58	(500 bp) — Monthly	(7,512)
	CMBX NA BB.9 Index	(37,504)	279,000	28,988	9/17/58	(500 bp) — Monthly	(8,749)
	CMBX NA BB.9 Index	(23,796)	152,000	15,793	9/17/58	(500 bp) — Monthly	(8,130)
	Credit Suisse International
	CMBX NA BB.10 Index	(38,693)	290,000	25,085	11/17/59	(500 bp) — Monthly	(13,850)
	CMBX NA BB.10 Index	(34,367)	289,000	24,999	11/17/59	(500 bp) — Monthly	(9,609)
	CMBX NA BB.10 Index	(18,893)	152,000	13,148	11/17/59	(500 bp) — Monthly	(5,872)
	CMBX NA BB.7 Index	(12,673)	718,000	148,841	5/11/63	(500 bp) — Monthly	135,570
	CMBX NA BB.7 Index	(61,796)	335,000	34,974	1/17/47	(500 bp) — Monthly	(27,101)
	CMBX NA BB.7 Index	(42,109)	256,000	26,726	1/17/47	(500 bp) — Monthly	(15,596)
	CMBX NA BB.9 Index	(75,024)	470,000	48,833	9/17/58	(500 bp) — Monthly	(26,583)
	CMBX NA BB.9 Index	(23,331)	152,000	15,793	9/17/58	(500 bp) — Monthly	(7,665)
	CMBX NA BB.9 Index	(22,791)	148,000	15,377	9/17/58	(500 bp) — Monthly	(7,537)
	CMBX NA BB.9 Index	(21,972)	145,000	15,066	9/17/58	(500 bp) — Monthly	(7,028)
	CMBX NA BB.9 Index	(15,892)	111,000	11,533	9/17/58	(500 bp) — Monthly	(4,451)
	CMBX NA BB.9 Index	(13,764)	88,000	9,143	9/17/58	(500 bp) — Monthly	(4,694)
	CMBX NA BB.9 Index	(6,083)	39,000	4,052	9/17/58	(500 bp) — Monthly	(2,064)
	CMBX NA BB.9 Index	(6,083)	39,000	4,052	9/17/58	(500 bp) — Monthly	(2,064)
	Goldman Sachs International
	CMBX NA BB.6 Index	(50,331)	492,000	101,992	5/11/63	(500 bp) — Monthly	51,250
	CMBX NA BB.7 Index	(32,233)	213,000	22,237	1/17/47	(500 bp) — Monthly	(10,173)
	CMBX NA BB.6 Index	(3,360)	23,000	4,768	5/11/63	(500 bp) — Monthly	1,388
	CMBX NA BB.7 Index	(75,236)	445,000	46,458	1/17/47	(500 bp) — Monthly	(29,149)
	CMBX NA BB.7 Index	(38,667)	236,000	24,638	1/17/47	(500 bp) — Monthly	(14,225)
	CMBX NA BB.7 Index	(25,381)	125,000	13,050	1/17/47	(500 bp) — Monthly	(12,435)
	CMBX NA BB.7 Index	(18,621)	102,000	10,649	1/17/47	(500 bp) — Monthly	(8,057)
	CMBX NA BB.9 Index	(4,617)	29,000	3,013	9/17/58	(500 bp) — Monthly	(1,628)
	CMBX NA BB.9 Index	(2,212)	14,000	1,455	9/17/58	(500 bp) — Monthly	(769)
	CMBX NA BB.9 Index	(2,236)	14,000	1,455	9/17/58	(500 bp) — Monthly	(793)
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	(38,525)	274,000	56,800	5/11/63	(500 bp) — Monthly	18,047
	CMBX NA BB.6 Index	(26,243)	181,000	37,521	5/11/63	(500 bp) — Monthly	11,128
	CMBX NA BB.6 Index	(11,075)	77,000	15,962	5/11/63	(500 bp) — Monthly	4,823
	CMBX NA BB.7 Index	(249,555)	1,972,000	205,877	1/17/47	(500 bp) — Monthly	(45,322)
	CMBX NA BB.9 Index	(13,587)	96,000	9,974	9/17/58	(500 bp) — Monthly	(3,693)
	CMBX NA BB.9 Index	(7,626)	54,000	5,611	9/17/58	(500 bp) — Monthly	(2,061)
	CMBX NA BB.9 Index	(6,945)	44,000	4,572	9/17/58	(500 bp) — Monthly	(2,410)
	CMBX NA BB.9 Index	(3,432)	22,000	2,286	9/17/58	(500 bp) — Monthly	(1,165)
	CMBX NA BB.9 Index	(460)	3,000	312	9/17/58	(500 bp) — Monthly	(151)
	CMBX NA BBB-.7 Index	(52,324)	1,379,000	37,647	1/17/47	(300 bp) — Monthly	(15,367)
	CMBX NA BBB-.7 Index	(16,083)	340,000	9,282	1/17/47	(300 bp) — Monthly	(6,971)
	CMBX NA BBB-.7 Index	(4,864)	134,000	3,658	1/17/47	(300 bp) — Monthly	(1,273)
	Merrill Lynch International
	CMBX NA BB.10 Index	(14,755)	140,000	12,110	11/17/59	(500 bp) — Monthly	(2,761)
	CMBX NA BB.10 Index	(16,523)	139,000	12,024	11/17/59	(500 bp) — Monthly	(4,615)
	CMBX NA BB.7 Index	(17,001)	98,000	10,231	1/17/47	(500 bp) — Monthly	(6,852)
	CMBX NA BB.9 Index	(50,363)	322,000	33,456	9/17/58	(500 bp) — Monthly	(17,176)
	CMBX NA BB.9 Index	(18,196)	139,000	14,442	9/17/58	(500 bp) — Monthly	(3,870)
	CMBX NA BB.9 Index	(14,789)	101,000	10,494	9/17/58	(500 bp) — Monthly	(4,380)
	CMBX NA BB.9 Index	(15,301)	100,000	10,390	9/17/58	(500 bp) — Monthly	(4,994)
	CMBX NA BB.9 Index	(15,222)	97,000	10,078	9/17/58	(500 bp) — Monthly	(5,225)
	CMBX NA BB.9 Index	(14,144)	96,000	9,974	9/17/58	(500 bp) — Monthly	(4,250)
	CMBX NA BBB-.7 Index	(32,451)	396,000	10,811	1/17/47	(300 bp) — Monthly	(21,839)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(17,831)	175,000	4,778	1/17/47	(300 bp) — Monthly	(13,141)
	CMBX NA BB.10 Index	(14,683)	140,000	12,110	11/17/59	(500 bp) — Monthly	(2,689)
	CMBX NA BB.7 Index	(79,236)	394,000	41,134	1/17/47	(500 bp) — Monthly	(38,430)
	CMBX NA BB.7 Index	(68,647)	356,000	37,166	1/17/47	(500 bp) — Monthly	(31,777)
	CMBX NA BB.7 Index	(65,793)	326,000	34,034	1/17/47	(500 bp) — Monthly	(32,031)
	CMBX NA BB.7 Index	(33,495)	179,000	18,688	1/17/47	(500 bp) — Monthly	(14,956)
	CMBX NA BB.9 Index	(10,229)	71,000	7,377	9/17/58	(500 bp) — Monthly	(2,911)
	CMBX NA BB.9 Index	(8,785)	66,000	6,857	9/17/58	(500 bp) — Monthly	(1,983)
	CMBX NA BB.9 Index	(8,830)	65,000	6,754	9/17/58	(500 bp) — Monthly	(2,130)
	CMBX NA BB.9 Index	(9,506)	63,000	6,546	9/17/58	(500 bp) — Monthly	(3,012)
	CMBX NA BB.9 Index	(8,614)	63,000	6,546	9/17/58	(500 bp) — Monthly	(2,120)
	CMBX NA BB.9 Index	(5,715)	38,000	3,948	9/17/58	(500 bp) — Monthly	(1,798)
	CMBX NA BB.9 Index	(4,541)	30,000	3,117	9/17/58	(500 bp) — Monthly	(1,449)
	CMBX NA BB.9 Index	(4,541)	30,000	3,117	9/17/58	(500 bp) — Monthly	(1,449)
	CMBX NA BB.9 Index	(3,579)	23,000	2,390	9/17/58	(500 bp) — Monthly	(1,209)
	CMBX NA BBB-.7 Index	(14,539)	229,000	6,252	1/17/47	(300 bp) — Monthly	(8,402)

	Upfront premium received	—			Unrealized appreciation		222,206

	Upfront premium (paid)	(2,041,269)			Unrealized (depreciation)		(634,721)

	Total	$(2,041,269)				Total	$(412,515)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/19 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 32 Index	$569,934	$9,550,000	$725,132	6/20/24	(500 bp) — Quarterly	$(169,788)

	Total	$569,934					$(169,788)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2018 through June 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $250,307,303.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $168,740, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/19
Short-term investments
	Putnam Short Term Investment Fund**	$21,637,856	$82,291,781	$78,178,411	$226,004	$25,751,226

	Total Short-term investments	$21,637,856	$82,291,781	$78,178,411	$226,004	$25,751,226
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $157,628.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $4,933,259.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $3,390,212.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $123,076,133 to cover certain derivative contracts, securities sold short, and the settlement of certain securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	88.7%
	Greece	2.0
	Argentina	1.6
	Brazil	1.6
	Indonesia	1.0
	Mexico	1.0
	Canada	0.5
	Other	3.6

	Total	100.0%
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk, and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to , for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning, and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation, and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk, and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $4,933,259 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $4,944,691 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$992	$—	$—
Consumer cyclicals	170,206	22,036	—
Energy	—	70	3,766
Health care	16,134	—	—
Technology	75,009	—	—
Utilities and power	—	77,918	—

Total common stocks	262,341	100,024	3,766
Asset-backed securities	—	1,612,000	—
Convertible bonds and notes	—	9,775,260	—
Convertible preferred stocks	—	—	2,600
Corporate bonds and notes	—	61,438,302	362
Foreign government and agency bonds and notes		31,670,520
Mortgage-backed securities	—	108,152,758	—
Purchased options outstanding	—	166,845	—
Purchased swap options outstanding	—	12,499,783	—
Senior loans	—	5,221,169	—
U.S. government and agency mortgage obligations	—	172,202,466	—
U.S. treasury obligations	—	1,010,399	—
Short-term investments	27,031,226	8,798,536	—

Totals by level	$27,293,567	$412,648,062	$6,728
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(876,216)	$—
Futures contracts	19,922	—	—
Written options outstanding	—	(147,678)	—
Written swap options outstanding	—	(9,600,618)	—
Forward premium swap option contracts	—	(194,440)	—
TBA sale commitments	—	(87,083,282)	—
Interest rate swap contracts	—	2,453,507	—
Total return swap contracts	—	285,870	—
Credit default contracts	—	(5,350,403)	—

Totals by level	$19,922	$(100,513,260)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$1,628,767	$6,979,170
Foreign exchange contracts	582,630	1,419,915
Equity contracts	—	—
Interest rate contracts	23,931,278	18,487,018

Total	$26,142,675	$26,886,103
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$120,100,000
Purchased currency option contracts (contract amount)	$19,000,000
Purchased swap option contracts (contract amount)	$693,600,000
Written TBA commitment option contracts (contract amount)	$150,000,000
Written currency option contracts (contract amount)	$24,700,000
Written swap option contracts (contract amount)	$806,300,000
Futures contracts (number of contracts)	400
Forward currency contracts (contract amount)	$227,900,000
OTC interest rate swap contracts (notional)	$4,800,000
Centrally cleared interest rate swap contracts (notional)	$1,145,900,000
OTC total return swap contracts (notional)	$23,500,000
Centrally cleared total return swap contracts (notional)	$116,700,000
OTC credit default contracts (notional)	$82,100,000
Centrally cleared credit default contracts (notional)	$6,500,000
Warrants (number of warrants)	1,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com